Securities Act Registration No. 333-_____
                                       Investment Company Act Reg. No. 811-_____


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ___________________________________
                                    FORM N-1A
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                            Pre-Effective Amendment No.                      [ ]

                           Post-Effective Amendment No.                      [ ]
                                        and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                           Amendment No. ________ [ ]
                        (Check appropriate box or boxes.)
                       ___________________________________

                     LOTSOFF CAPITAL MANAGEMENT EQUITY TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            20 North Clark Street
                  34th Floor
              Chicago, Illinois                                60602-4109
     ----------------------------------------                  ----------
     (Address of Principal Executive Offices)                  (Zip Code)

                                 (312) 368-1442
              ----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                                             Copy to:
Seymour N. Lotsoff
Lotsoff Capital Management                   Richard L. Teigen
20 North Clark Street                        Foley & Lardner
34th Floor                                   777 East Wisconsin Avenue
Chicago, Illinois  60602-4109                Milwaukee, Wisconsin  53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

                                                             P R O S P E C T U S
                                                               October ___, 2003


                    Lotsoff Capital Management Micro Cap Fund

     Lotsoff Capital Management Micro Cap Fund is a no load mutual fund seeking long-term capital appreciation by investing mainly in common stocks of companies with market capitalizations that are below half of the average weighted capitalization of the Russell 2000 Small Stock Index at the time of initial purchase. For example, as of June 30, 2003 the Russell 2000 Small Stock Index's average weighted market capitalization was approximately $700 million so half of that average would be $350 million. In view of this, the Fund may be subject to above-average risk.

     Please read this Prospectus and keep it for future reference. It contains important information, including information on how the Fund invests and the services it offers to shareholders.

--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

Lotsoff Capital Management Equity Trust
20 North Clark Street
34th Floor
Chicago, Illinois 60602-4109
Toll Free: 877-568-7633 (LOTSOFF)
Local: (312) 368-1442
www._________________.com


                        TABLE OF CONTENTS

Questions Every Investor Should Ask Before
  Investing in the Fund................................................      2
Fees and Expenses......................................................      4
Investment Objective and Strategies....................................      4
Management of the Fund.................................................      6
The Fund's Share Price ................................................      6
Purchasing Shares......................................................      7
Redeeming Shares.......................................................     10
Dividends, Distributions and Taxes.....................................     12
Share Purchase Application.............................................    n/a

                   QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE
                              INVESTING IN THE FUND


1.   What are the Fund's Goals?

     The Fund seeks long-term capital appreciation.

2.   What are the Fund's Principal Investment Strategies?

     The Fund invests (normally at least 80% of its net assets) in common stocks of companies with market capitalizations that are below half of the average weighted capitalization of the Russell 2000 Small Stock Index at the time of initial purchase ("micro cap companies"). For example, as of June 30, 2003 the Russell 2000 Small Stock Index's average weighted market capitalization was approximately $700 million so half of that average would be $350 million.

     Micro cap companies represent the smallest sector of public companies based on market capitalization. Normally, micro cap companies are in their earliest stages of public development and may offer unique products, services or technologies or may serve special or rapidly expanding niches.

     The Fund's investment adviser, Lotsoff Capital Management (the "Adviser"), uses quantitative models and fundamental analysis to look for micro cap companies that appear to have the potential for more rapid price appreciation than other micro cap stocks and the overall stock market in general.

     The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

3.   What are the Principal Risks of Investing in the Fund?

     Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks include:

     o    Micro Cap Companies:

          Micro cap companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of micro cap company stocks are more volatile than those of larger companies. Thus, the Fund's share price may increase or decrease by a greater percentage than the share prices of funds that invest in the stocks of large companies. Also, the returns of micro cap company stocks may vary, sometimes significantly, from the returns of the overall market. Micro cap companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of micro cap companies are thinly traded, and purchases and sales may result in higher transactions costs.

     o    Manager Risk:

          How the Adviser manages the Fund will affect the Fund's performance. The Fund may lose money if the Adviser's investment strategy does not achieve the Fund's objective or the Adviser does not implement the strategy properly.

     o    Market Risk:

          Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

4.   How has the Fund Performed?

     The Fund is newly organized and therefore has no performance history as of the date of this Prospectus. The Fund's performance (before and after taxes) will vary from year to year.

                                FEES AND EXPENSES

     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


SHAREHOLDER FEES (fees paid directly from your investment)
         Maximum Sales Charge (Load)
              Imposed on Purchases (as a
              Percentage of Offering Price)..................          None
         Maximum Deferred Sales Charge (Load)................          None
         Maximum Sales Charge (Load)
              Imposed on Reinvested Dividends and
              Distributions..................................          None
         Redemption Fee......................................          None
         Exchange Fee........................................          None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
         Management Fees.....................................          0.95%
         Distribution and/or Service (12b-1) Fees............          None
         Other Expenses......................................          0.70% (1)
         Total Annual Fund Operating Expenses................          1.65%

-------------------------------
(1) Other expenses are based on estimated amounts for the current fiscal year assuming average net assets of $50 million.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

            1 Year                        3 Years

             $168                          $520

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     The Fund has a non-fundamental policy to normally invest at least 80% of its net assets in common stocks of companies with market capitalizations that are below half of the average weighted capitalization of the Russell 2000 Small Stock Index at the time of initial purchase. For example, as of June 30, 2003 the Russell 2000 Small Stock Index's average weighted market capitalization was approximately $700 million so half of that average would be $350 million. If the Fund decides to change this policy, it will provide 60 days prior notice of its decision to shareholders.

     Micro cap companies represent the smallest sector of public companies based on market capitalization. Normally, micro cap companies are in their earliest stages of public development and may offer unique products, services or technologies or may serve special or rapidly expanding niches.

     The Adviser uses quantitative models and fundamental analysis to look for micro cap companies that appear to have the potential for more rapid price appreciation than other micro cap stocks and the overall stock market in general. To select stocks for the Fund's portfolio the Adviser will first rank all the stocks of micro cap companies using quantitative models. These models are based upon such factors as real cash flow returns on assets, a company's rate of asset and earnings growth, the company's cost of capital and whether the ongoing operation is improving or declining. The Adviser may override the models based on any number of subjective criteria. Once the ranking of these micro cap stocks is completed, the Adviser will evaluate companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management. The Adviser will then design a portfolio which, in its opinion, will have an expected return potentially greater than the overall economy. There can be no assurance that the Fund will achieve this result.

     Ordinarily, the Adviser intends to keep the portfolio fully invested in micro cap stocks; however, the Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions. In such circumstances the Fund may invest in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value. When the Fund is not taking a temporary defensive position, it may hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

     The Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. Typically, the Fund would purchase ETF shares to increase its equity exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the Fund. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a disclosure to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs. The Fund may purchase shares of any type of ETF not just shares of an ETF that tracks a market index of micro cap companies.

     The Fund may purchase stock index futures contracts to efficiently manage cash flows into and out of the Fund and to potentially reduce trading costs. Participation in the futures markets involves additional investment risks, in particular, the loss from investing in futures contracts is potentially unlimited. The skills needed to invest in futures contracts are different from those needed to invest in portfolio securities. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time.

     Although it seeks to invest for the long term, the Fund retains the right to sell securities irrespective of how long they have been held. It is presently anticipated, though not assured, that the annual portfolio turnover rate of the Fund will not significantly exceed 100%. A turnover rate of 100% would occur, for example, if all of the Fund's securities were replaced within one year.

                             MANAGEMENT OF THE FUND

     Lotsoff Capital Management is the Fund's investment adviser.

The Adviser's address is:     20 North Clark Street, 34th Floor
                              Chicago, Illinois 60602-4109
                              Telephone: (312) 368-1442

     The Adviser has been in business since 1981. As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund. It makes the decisions as to which securities to buy and which securities to sell. The Fund pays the Adviser an annual investment advisory fee of 0.95%. The day-to-day management of the Fund's portfolio is conducted by Joseph N. Pappo, Senior Portfolio Manager and Director of Equity Investments, and Donald W. Reid Ph.D., Senior Portfolio Manager and Director of Equity Research. Messrs. Pappo and Reid have been employed by the Adviser as portfolio managers since October 1997.

                             THE FUND'S SHARE PRICE

     The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value. The Fund normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays and weekends. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. It values most money market instruments it holds at their amortized cost. The Fund will process purchase orders that it receives in good order and redemption orders that it receives in good order prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined later that day. It will process purchase orders and redemption orders in good order that it receives after the close of regular trading at the net asset value calculated on the next day the New York Stock Exchange is open.

                                PURCHASING SHARES

How to Purchase Shares from the Fund

1.   Read this Prospectus carefully

2. Determine how much you want to invest keeping in mind the following minimums:

     a.   Initial Investments

          o    All Accounts  $ 25,000

     b.   Additional Investments

          o    Dividend reinvestment  No Minimum

          o    Automatic investment plan  $ 1,000

          o    All other accounts  $ 5,000

3. Complete the Purchase Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the reorder form attached to your confirmation statements (the Fund has additional Purchase Applications and reorder forms if you need them). If you have any questions, please call 1-877-568-7633.

4. Make your check payable to "Lotsoff Capital Management Equity Trust." All checks must be drawn on U.S. banks. The Fund will not accept cash or third party checks, money orders, travelers checks, credit cards, credit card checks or other checks deemed to be high risk. UMB Fund Services, Inc., the Fund's transfer agent ("UMBFS"), will charge a $25 fee against a shareholder's account for any payment check returned for insufficient funds. The shareholder will also be responsible for any losses suffered by the Fund as a result. The Fund may redeem shares you own as reimbursement for any such losses. The Fund reserves the right to reject any purchase order for Fund shares.

5.   Send the application and check to:

     BY FIRST CLASS MAIL

        Lotsoff Capital Management Equity Trust
        c/o UMB Fund Services, Inc.
        P.O. Box _______ Milwaukee, WI 53201-_______

     BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

        Lotsoff Capital Management Equity Trust
        c/o UMB Fund Services, Inc.
        803 West Michigan Street, Suite A
        Milwaukee, WI  53233-2301

     Please do not send letters by overnight delivery service or registered mail to the Post Office Box address.

6. To purchase shares by wire, UMBFS must have received a completed application and issued an account number. If you wish to open an account by wire, please call 1-877-568-7633 prior to wiring funds. You should wire funds to:

        UMB Bank, n.a.
        ABA #101000695
        For credit to Lotsoff Capital Management Equity Trust
        Account # 9871063100 For further credit to:
                 {Investor Account # _______}
                 {Name or Account Registration}
                 {Social Security or Taxpayer Identification Number}

     Please remember that UMB Bank, n.a. must receive your wired funds prior to the close of regular trading on the New York Stock Exchange for you to receive same day pricing. The Fund and UMB Bank, n.a. are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Purchasing Shares from Broker-dealers, Financial Institutions and Others

     Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser.

     The Fund may enter into agreements with broker-dealers, financial institutions or other service providers (collectively, "Servicing Agents" and each a "Servicing Agent") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing Agents may:

     o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents may not be subject to the Fund's minimum purchase requirements.

     o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

     o Charge fees for the services they provide to their customers. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

     o Be authorized to accept purchase orders on behalf of the Fund (and designate other Servicing Agents to accept purchase orders on the Fund's behalf). This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's (or it's designee's) acceptance of the customer's order.

     If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

Automatic Investment Plan

     You can open an automatic investment plan with an initial investment of $25,000 and a minimum of $1,000 per transaction after you start your plan. On the day you select (you may choose the 5th, 10th, 15th, 20th, 25th or last day of the month), the amount you select is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal, you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Fund. You can terminate the automatic investment plan at any time by calling UMBFS at least five business days before your next scheduled withdrawal date. Your automatic investment plan will be terminated in the event two successive mailings we send to you are returned by the U.S. Post Office as undeliverable. If this occurs, you must call or write UMBFS to reinstate your automatic investment plan. Any changes to the plan upon reinstatement will require a Medallion Signature Guarantee.

Other Information about Purchasing Shares of the Fund

     The Fund may reject any purchase application for any reason. The Fund will not accept any purchase orders by telephone. The Fund will not issue certificates evidencing shares. Investors will receive a written confirmation for all purchases of shares.

     If you would like to purchase shares into a retirement account, please call 1-877-568-7633 for additional information.

                                REDEEMING SHARES

How to Redeem (Sell) Shares

1.   Prepare a letter of instruction containing:

     o    account number(s)

     o    the amount of money or number of shares being redeemed

     o    the name(s) on the account

     o    daytime phone number

     o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact UMBFS in advance at 1-877-568-7633 if you have any questions.

2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

3.   Obtain a Medallion Signature Guarantee in the following situations:

     o    The redemption request exceeds $50,000

     o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

     o The redemption proceeds are to be sent to an address other than the address of record

     o The Fund receives the redemption request within 30 business days of an address change

     Medallion Signature Guarantees must be obtained from a participant in a Medallion Program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the New York Stock Exchange. A notarized signature is not an acceptable substitute for a signature guarantee.

4.   Send the letter of instruction to:

     BY FIRST CLASS MAIL

              Lotsoff Capital Management Equity Trust
              c/o UMB Fund Services, Inc.
              P.O. Box _______ Milwaukee, WI 53201-_______

     BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL

              Lotsoff Capital Management Equity Trust
              c/o UMB Fund Services, Inc.
              803 West Michigan Street, Suite A
              Milwaukee, WI  53233-2301

     Please do not send letters of instruction by overnight delivery service or registered mail to the Post Office Box address.

How to Redeem (Sell) Shares through Servicing Agents

     If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Redemption Price

     The redemption price per share you receive for redemption requests is the next determined net asset value after:

     o UMBFS receives your written request in good order with all required information; or

     o A Servicing Agent (or its designee) that has been authorized to accept redemption requests on behalf of the Fund receives your request in accordance with its procedures.

Payment of Redemption Proceeds

     o When shareholders redeem shares other than through Servicing Agents, UMBFS will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas UMBFS generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the Fund may direct UMBFS to pay the proceeds of a redemption on a date no later than the seventh day after the redemption request.

     o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

Other Redemption Considerations

     When redeeming shares of the Fund, shareholders should consider the following:

     o    The redemption may result in a taxable gain.

     o As permitted by the Investment Company Act of 1940, the Fund may delay the payment of redemption proceeds for up to seven days in all cases.

     o If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

     o UMB Bank, n.a., currently charges $10 for each wire redemption but does not charge a fee for Electronic Funds Transfers.

     o The Fund may pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with securities rather than cash.

Small Accounts

     All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close your account when a redemption leaves your account with a balance below $5,000. We will notify you in writing before we close your account and you will have 60 calendar days to bring the balance up to the required level.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. You have two distribution options:

     o Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o All Cash Option - Both dividend and capital gains distributions will be paid in cash.

You may make your distribution election on the Purchase Application. You may change your election by writing to UMBFS or by calling 1-877-568-7633.

     The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). In managing the Fund, the Adviser considers the tax effects of its investment decisions to be of secondary importance.

     If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

     To learn more about Lotsoff Capital Management Micro Cap Fund, you may want to read the Fund's Statement of Additional Information (or "SAI"), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     The SAI is available to shareholders and prospective investors without charge, simply by calling UMBFS at 1-877-568-7633.

     Prospective investors and shareholders who have questions about the Fund may also call the following number or write to the following address:

                     Lotsoff Capital Management Equity Trust
                     c/o UMB Fund Services, Inc.
                     803 West Michigan Street, Suite A
                     Milwaukee, WI  53233-2301
                     Telephone:  1-877-568-7633

     The general public can review and copy information about Lotsoff Capital Management Micro Cap Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call (202) 942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to:

                     Public Reference Section
                     Securities and Exchange Commission
                     Washington, D.C. 20549-0102

     Please refer to the Fund's Investment Company Act File No. 811-____ when seeking information about the Fund from the Securities and Exchange Commission.

Subject to completion, dated August 29, 2003

                       Statement of Additional Information
                             Dated October ___, 2003


                    Lotsoff Capital Management MICRO CAP Fund

                              20 North Clark Street
                                   34th Floor
                          Chicago, Illinois 60602-4109
                            Toll Free: 1-877-568-7633

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated October ___, 2003 of Lotsoff Capital Management Equity Trust (the "Trust") relating to the Lotsoff Capital Management Micro Cap Fund. A copy of the Prospectus may be obtained without charge from the Trust at the address and telephone number set forth above.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
FUND HISTORY AND CLASSIFICATION...............................................1
Investment Restrictions.......................................................1
Investment objective..........................................................3
Investment considerations.....................................................3
         General..............................................................3
         Illiquid Securities..................................................4
         Short Sales..........................................................5
         Borrowing............................................................5
         Rights and Warrants..................................................6
         Money Market Instruments.............................................6
         Futures Contracts and Options Thereon................................7
PORTFOLIO TURNOVER............................................................9
MANAGEMENT....................................................................9
         Management Information...............................................9
         Audit Committee.....................................................11
         Compensation........................................................11
         Proxy Voting Policy.................................................12
         Code of Ethics......................................................14
         Investment Advisory Agreement.......................................15
         Dollar Range of Trustee Share Ownership.............................15
CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS.............................15
The Adviser and the Administrator............................................15
         The Adviser.........................................................15
         The Administrator, Fund Accountant and Transfer Agent...............17
         Custodian...........................................................18
         Distributor.........................................................18
         Portfolio Transactions and Brokerage................................19
         Generally...........................................................19
         Brokerage Commissions...............................................19
NET ASSET VALUE..............................................................20
TAXES........................................................................20
         General.............................................................20
         Back-up Withholding.................................................21
GENERAL INFORMATION..........................................................22
         Shareholder Meetings and Election of Trustees.......................22
         Shares of Beneficial Interest.......................................22
         Additional Series...................................................22
CALCULATION OF PERFORMANCE DATA..............................................22
DESCRIPTION OF SECURITIES RATINGS............................................24
INDEPENDENT ACCOUNTANTS......................................................25
FINANCIAL STATEMENTS.........................................................26

     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated October ___, 2003, and, if given or made, such information or representations may not be relied upon as having been authorized by Lotsoff Capital Management Equity Trust.

     This Statement of Additional Information does not constitute an offer to sell securities.

                         FUND HISTORY AND CLASSIFICATION

     The Lotsoff Capital Management Equity Trust (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently has a single portfolio: the Lotsoff Capital Management Micro Cap Fund (the "Micro Cap Fund"). The Micro Cap Fund is a diversified fund. The Trust was organized as a Delaware statutory trust on August 28, 2003.

                             Investment Restrictions

     The Trust has adopted the following restrictions applicable to the Micro Cap Fund as fundamental policies, which may not be changed without the approval of the holders of a "majority," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the shares of the Micro Cap Fund. Under the 1940 Act, approval of the holders of a "majority" of the Micro Cap Fund's outstanding voting securities means the favorable vote of the holders of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of that restriction.

     The Micro Cap Fund may not:

     1. Purchase the securities of any issuer if such purchase would cause more than 5% of the value of the Micro Cap Fund's total assets to be invested in securities of any one issuer (except securities of the United States Government or any agency or instrumentality thereof), or more than 10% of the outstanding voting securities of any one issuer (except that up to 25% of the value of the Micro Cap Fund's total assets may be invested without regard to this limitation).

     2. Borrow money to an extent or in a manner not permitted under the 1940
Act.

     3. Invest in real estate (although the Micro Cap Fund may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities, commodities contracts or interests in oil, gas and/or mineral exploration or development programs, except that the Micro Cap Fund may invest in financial futures contracts, options thereon, and other similar instruments.

     4. Act as an underwriter or distributor of securities other than shares of the Micro Cap Fund, except to the extent that the Micro Cap Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities.

     5. Invest in companies for the primary purpose of acquiring control or management thereof.

     6. Purchase securities on margin. However, the Micro Cap Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and options, and the Micro Cap Fund may borrow money to the extent and in the manner permitted by the 1940 Act, as provided in Investment Restriction No. 2.

     7. Sell securities short and write put and call options to an extent not permitted by the 1940 Act.

     8. Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except to secure its borrowings.

     9. Concentrate more than 25% of the value of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry.

     10. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities and securities of a type normally acquired by institutional investors and that the Micro Cap Fund may lend its portfolio securities.

     11. Issue senior securities to an extent not permitted under the 1940 Act.

     The Micro Cap Fund has adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Trust's Board of Trustees without shareholder approval. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of that restriction. Any changes in these non-fundamental investment restrictions made by the Board of Trustees will be communicated to shareholders prior to their implementation. The non-fundamental investment restrictions are as follows:

     1. The Micro Cap Fund will not invest more than 15% of the value of its net assets in illiquid securities.

     2. The Micro Cap Fund will not purchase the securities of other investment companies except: (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Micro Cap Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker's commission. No purchases described in (b) and (c) will be made if as a result of such purchases
(i) the Micro Cap Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, of any registered investment company; (ii) more than 5% of the Micro Cap Fund's net assets would be invested in shares of any one registered investment company; and (iii) more than 20% of the Micro Cap Fund's net assets would be invested in shares of registered investment companies.

     3. In accordance with the requirements of Rule 35d-1 under the 1940 Act, the Micro Cap Fund will normally invest 80% of the value of its net assets in common stocks of companies with market capitalizations that are below half of the average weighted capitalization of the Russell 2000 Small Stock Index at the time of initial purchase ("micro cap companies"). For example, as of June 30, 2003 the Russell 2000 Small Stock Index's average weighted market capitalization was approximately $700 million so half of that average would be $350 million. If the Board of Trustees of the Trust determines to change this non-fundamental policy for the Micro Cap Fund, the Micro Cap Fund will provide 60 days prior written notice to the shareholders before implementing the change of policy. Any such notice will be provided in plain English in a separate written disclosure document containing the following prominent statement in bold-type: "Important Notice Regarding Change in Investment Policy." If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

                              Investment objective

     The Micro Cap Fund's investment objective is long-term capital appreciation, which it seeks by investing primarily in a diversified portfolio of common stocks of micro cap companies. The Micro Cap Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of micro cap companies. From time to time, the Micro Cap Fund may invest in other equity-type securities such as convertible bonds, preferred stocks and warrants to purchase common stock. The Micro Cap Fund may invest in securities not listed on a national or regional securities exchange, but such securities typically will have an established over-the-counter market. The Micro Cap Fund does not intend to invest in any security that, at the time of purchase, is not readily marketable. The Micro Cap Fund may, for temporary defensive purposes, invest more than 20% of its assets in money market securities, including U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper or cash and cash equivalents. Except for temporary defensive purposes, the Micro Cap Fund will retain cash and cash equivalents only in amounts deemed adequate for current needs and to permit the Micro Cap Fund to take advantage of investment opportunities.

                            Investment considerations

General
-------

     Because the Micro Cap Fund intends to invest mainly in common stocks of micro cap companies, an investment in the Micro Cap Fund is subject to greater risks than those of funds that invest in larger companies.

     Investments in micro cap companies tend to be speculative and volatile. Relatively small companies may lack depth in management on which to rely should loss of key personnel occur. Such companies may have, or may develop, only a regional market for products or services and may be adversely affected by purely local events. Further, relatively small companies also may be involved in the development or marketing of new products or services, the market for which may not have been established. Moreover, such companies may be unable to compete with larger companies, which have more resources. Lastly, such companies may not have access to adequate financing resulting in a higher risk of insolvency.

     Relative to large companies, equity securities of micro cap companies are generally thinly traded and often will be closely held with only a small proportion of the outstanding securities held by the general public. In view of such factors, the Micro Cap Fund may assume positions in securities with volatile share prices. Therefore, the current net asset value of the Micro Cap Fund may fluctuate significantly. Accordingly, the Micro Cap Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a fund.

Illiquid Securities
-------------------

     The Micro Cap Fund may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"). However certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act may be considered liquid. Rule 144A permits certain qualified institutional buyers to trade in privately placed securities not registered under the Securities Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for Rule 144A securities and the ability to liquidate these securities to satisfy redemption requests. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Micro Cap Fund could adversely affect their marketability, causing the Micro Cap Fund to sell securities at unfavorable prices. The Board of Trustees of the Trust has delegated to Lotsoff Capital Management, the Micro Cap Fund's investment adviser (the "Adviser"), the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Trustees has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets);
(ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

     Restricted securities may be sold in privately negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, the Micro Cap Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Micro Cap Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will generally be priced at fair value as determined in good faith by the Board of Trustees.

Short Sales
-----------

     The Micro Cap Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Micro Cap Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Micro Cap Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Micro Cap Fund. Until the security is replaced, the Micro Cap Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Micro Cap Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

     Until the Micro Cap Fund closes its short position or replaces the borrowed security, the Micro Cap Fund will: (a) maintain cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Micro Cap Fund's short position.

Borrowing
---------

     The Micro Cap Fund is authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 20% of the value of the Micro Cap Fund's net assets at the time of borrowing. For example the Micro Cap Fund may borrow money to facilitate management of the Micro Cap Fund's portfolio by enabling the Micro Cap Fund to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. As required by the 1940 Act, the Micro Cap Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Micro Cap Fund's assets should fail to meet this 300% coverage test, the Micro Cap Fund will reduce the amount of the Micro Cap Fund's borrowings to the extent necessary to meet this 300% coverage within three business days. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

Rights and Warrants
-------------------

     The Micro Cap Fund may purchase rights and warrants to purchase equity securities. Investments in rights and warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Rights and warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Rights and warrants differ from call options in that rights and warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of rights (if traded independently) and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants involve the risk that the Micro Cap Fund could lose the purchase value of the warrant if the warrant is not exercised prior to its expiration. They also involve the risk that the effective price paid for the warrant added to the subscription price of the related security may be greater than the value of the subscribed security's market price.

Money Market Instruments
------------------------

     The Micro Cap Fund may invest in cash and money market securities. The Micro Cap Fund may do so to "cover" investment techniques, when taking a temporary defensive position or to have assets available to pay expenses, satisfy redemption requests or take advantage of investment opportunities. The money market securities in which the Micro Cap Fund invests include U.S. Treasury Bills, commercial paper, commercial paper master notes and repurchase agreements.

     The Micro Cap Fund may invest in commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation or Prime-1 or Prime-2 by Moody's Investors Service, Inc. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

     Under a repurchase agreement, the Micro Cap Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Micro Cap Fund will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government Securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Micro Cap Fund. In the event of a default or bankruptcy by the seller, the Micro Cap Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Micro Cap Fund in each repurchase agreement) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, the

Micro Cap Fund would suffer a loss. The Micro Cap Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Micro Cap Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Micro Cap Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investments policies.

     The Micro Cap Fund may also invest in securities issued by other investment companies that invest in high quality, short-term debt securities (i.e., money market instruments). In addition to the advisory fees and other expenses the Micro Cap Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Micro Cap Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Micro Cap Fund's shareholders.

Futures Contracts and Options Thereon
-------------------------------------

     The Micro Cap Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.

     The Micro Cap Fund may purchase put and call options and write call options on stock index futures contracts. When the Micro Cap Fund purchases a put or call option on a futures contract, the Micro Cap Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the options period. By writing a call option on a futures contract, the Micro Cap Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Micro Cap Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

     Some futures and options strategies tend to hedge the Micro Cap Fund's equity positions against price fluctuations, while other strategies tend to increase market exposure. Whether the Micro Cap Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying stock index. The extent of the Micro Cap Fund's loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited. The Micro Cap Fund may engage in related closing transactions with respect to options on futures contracts. The Micro Cap Fund will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

     The Micro Cap Fund may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations"), under which the Micro Cap Fund would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, the Micro Cap Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Micro Cap Fund's portfolio. In the case of an option on a futures contract that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying instrument or the amount by which the current market value of the underlying instrument exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

     When the Micro Cap Fund purchases or sells a stock index futures contract, the Micro Cap Fund "covers" its position. To cover its position, the Micro Cap Fund may maintain with its custodian bank (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position. If the Micro Cap Fund continues to engage in the described securities trading practices and so maintain cash or liquid securities, the maintained cash or liquid securities will function as a practical limit on the amount of leverage which the Micro Cap Fund may undertake and on the potential increase in the speculative character of the Micro Cap Fund's outstanding portfolio securities. Additionally, such maintained cash or liquid securities will assure the availability of adequate funds to meet the obligations of the Micro Cap Fund arising from such investment activities.

     The Micro Cap Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Micro Cap Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Micro Cap Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. The Micro Cap Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     The Micro Cap Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Micro Cap Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Micro Cap Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

     Although the Micro Cap Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Micro Cap Fund to substantial losses. If trading is not possible, or the Micro Cap Fund determines not to close a futures position in anticipation of adverse price movements, the Micro Cap Fund will be required to make daily cash payments of variation margin. The risk that the Micro Cap Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

                               PORTFOLIO TURNOVER

     The Micro Cap Fund is newly organized and as of the date of this Statement of Additional Information has no portfolio turnover history. The portfolio turnover rate of the Micro Cap Fund may vary significantly from year to year, but as indicated in the Prospectus it is anticipated, though not assured, that the annual portfolio turnover rate of the Micro Cap Fund will not significantly exceed 100%. A turnover rate of 100% or more would result in the Micro Cap Fund incurring more transaction costs such as mark-ups or mark-downs. Payment of these transaction costs could reduce the Micro Cap Fund's total return. High portfolio turnover could also result in the payment by the Micro Cap Fund's shareholders of increased taxes on realized gains.

                                   MANAGEMENT

Management Information
----------------------

     As a Delaware statutory trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees. The Micro Cap Fund is the only fund in the "Fund Complex" as defined in the 1940 Act. The name, age, address, principal occupations during the past five years, and other information with respect to each of the Trustees and officers of the Trust is set forth below.


                                                   Term of                                                        Other
                                  Position(s)   Office(1) and                                                  Directorships
                                   Held with    Length of Time                 Principal Occupation(s)             Held
Name, Address and Age                Trust         Served                       During Past 5 Years             by Trustee
---------------------                -----         ------                       -------------------             ----------

                                                     Non-Interested Trustees

Margaret A. Cartier, CPA           Trustee      Newly Elected              Sole proprietor of Margaret             None
731 Washington Ave.                                                        Cartier, CPA (provider of
Wilmette, Illinois 60091                                                   financial advisory services)
Age:  58                                                                   since January 2003; Managing
                                                                           Director of American Express
                                                                           Tax and Business Services
                                                                           from 1999 to January 2003;
                                                                           and Partner at Altschuler,
                                                                           Melvoin and Glasser LLP from
                                                                            1971 to 2002.

Jack Forstadt                      Trustee      Newly Elected              Adjunct Professor at Lake               None
2707 Euclid Park Place                                                     Forest Graduate School of
Evanston, Illinois 60201                                                   Management since 2000; and
Age:  58                                                                   Partner at
                                                                           PricewaterhouseCoopers from
                                                                           1967 to 2000.

Carleton D. Pearl                  Trustee      Newly Elected              Chief Executive Officer of              None
800 N. Michigan Ave.                                                       System Capital Corporation (a
Chicago, Illinois 60611                                                    finance company) since 2000;
Age:  59                                                                   and Senior Vice President and
                                                                           Treasurer of McDonald's
                                                                           Corporation from 1987 to 2000.


                                                Interested Trustees and Officers

Seymour N. Lotsoff, CFA         President and   Newly Elected              Chief Executive Officer of the          None
20 North Clark Street              Trustee                                 Adviser since 1981.
34th Floor
Chicago, Illinois 60602
Age:  66


                                                   Term of                                                        Other
                                  Position(s)   Office(1) and                                                  Directorships
                                   Held with    Length of Time                 Principal Occupation(s)             Held
Name, Address and Age                Trust         Served                       During Past 5 Years             by Trustee
---------------------                -----         ------                       -------------------             ----------

                                                     Non-Interested Trustees

Margaret M. Baer                  Secretary,    Newly Elected              Managing Director and Chief             None
20 North Clark Street           Treasurer and                              Administrative Officer of the
34th Floor                         Trustee                                 Adviser since 1992.
Chicago, Illinois 60602
Age:  36

-----------------------------------------

(1) Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

(2) Mr. Lotsoff and Ms. Baer are considered interested Trustees of the Trust within the meaning of the 1940 Act because of their affiliation with the Adviser.

Audit Committee
---------------

     The Trust's Board of Trustees has created an audit committee whose members consist of Ms. Cartier, Mr. Forstadt and Mr. Pearl, each of whom is a non-interested Trustee. The primary functions of the audit committee are to select the independent accountants to be retained to perform the annual audit of the Micro Cap Fund, to review the results of the audit, to review the Micro Cap Fund's internal controls, to approve in advance all permissible non-audit services performed by the independent accountants and to review certain other matters relating to the Micro Cap Fund's accountants and financial records. The audit committee is newly formed and as of the date of this Statement of Additional Information has not yet met.

     The Trust's Board of Trustees has no other committees.

Compensation
------------

     The Trust is newly formed and as of the date of this Statement of Additional Information has not yet paid any compensation to any officer or non-interested Trustees. The Trust's standard method of compensating the non-interested Trustees is to pay each such Trustee an annual retainer of $2,000 and a fee of $250 for each meeting of the Board of Trustees attended. The Trust also reimburses such Trustees for their reasonable travel expenses incurred in attending meetings of the Board of Trustees. The Trust does not provide pension or retirement benefits to its Trustees and officers. The aggregate compensation to be paid by the Trust to each officer or non-interested Trustee during the Trust's fiscal period ending September 30, 2004 (estimating future payments based upon existing arrangements) is set forth below:

                                     Aggregate             Total Compensation
                                 Compensation from             from Trust
Name of Person, Position               Trust                Paid to Trustees
------------------------               -----                ----------------
Non-Interested Trustees

Margaret A. Cartier                    $3,000                     $3,000
Jack Forstadt                          $3,000                     $3,000
Carleton D. Pearl                      $3,000                     $3,000

Interested Trustees

Seymour N. Lotsoff                       $0                         $0
Margaret M. Baer                         $0                         $0

Proxy Voting Policy
-------------------

     The Trust has delegated proxy voting decisions on securities held in the Micro Cap Fund's portfolio to the Adviser. The Adviser has adopted a Statement of Proxy Voting Policies and Procedures (the "Proxy Voting Policies") that sets forth its proxy voting policies and procedures. The Adviser's proxy voting process is dynamic and subject to periodic review, and, in its discretion, the Adviser may revise the Proxy Voting Policies in response to its review. The primary objective of the Adviser is to vote proxies in the manner that it believes will do the most to maximize the value of the Micro Cap Fund's investments. The Adviser will likely vote against any management proposals that the Adviser believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance. The Adviser will exercise its voting responsibilities in a manner that is consistent with the general antifraud provisions of the 1940 Act, as well as the Adviser's fiduciary duties under the federal and state law to act in the best interests of the Micro Cap Fund.

     The Adviser's proxy coordinator will review each proxy proposal on a case-by-case basis to determine the issues presented in the proxy. The proxy will then be marked for vote consistent with the Adviser's professional investment judgment as to what will best benefit the financial and economic interests of the Micro Cap Fund. The discussion that follows sets forth the Adviser's proxy voting policies and procedures regarding specific types of proposals.

     Proposals Respecting Business Operations. Generally, the Adviser will vote proxies in favor of proposals that are standard and involve necessary aspects of business operations unless the Adviser's analysis of the proposal indicates that the proposal is not in the best interests of the Micro Cap Fund as a shareholder of the company. Among factors that the Adviser will consider in reviewing these proposals include the financial performance of the company, the attendance and independence of the company's board members and committees and the company's enforcement of strict accounting practices. By way of example, proposals respecting standard business operations include the following:

     o    Name changes;

     o    Election of directors;

     o    Ratification of auditors;

     o Maintaining current levels of directors' indemnification and liability;

     o Increases in authorized shares (common stock only) if there is no intention to significantly dilute shareholders' proportionate interests; and

     o    Employee stock purchase or ownership plans.

     Proposals Respecting Changes in Status. The Adviser will vote proxies on proposals that change the status of the company, its individual securities or the ownership status of the securities in a manner that, in the Adviser's professional investment judgment, best benefits the financial and economic interests of the Micro Cap Fund. By way of example, proposals respecting changes in status include the following:

     o    Mergers, acquisitions, restructurings;

     o    Reincorporations; and

     o    Changes in capitalization.

     Proposals Respecting Shareholder Democracy. Generally, the Adviser will vote proxies against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of shareholders to realize the value of their investment. By way of example, this would include proposals endorsing or facilitating:

     o    Increased indemnification protections for directors or officers;

     o    Certain Supermajority Requirements;

     o    Unequal voting rights;

     o    Classified boards;

     o    Cumulative voting;

     o Authorization of new securities if intention appears to be to unduly dilute shareholders' proportionate interests; and

     o Amending state of incorporation if intention appears to disfavor the economic interest of the shareholders.

     Generally, the Adviser will vote proxies in favor of any proposal that maintains or expands shareholder democracy. By way of example, this would include proposals that require:

     o    Annual elections;

     o    Independent directors;

     o    Confidential voting; and

     o    Shareholder approval for:

          o    Adoption or retention of "poison pills" or golden parachutes;

          o    Elimination of cumulative voting or preemptive rights; or

          o    Reclassification of company boards.

     Proposals Respecting Compensation. The Adviser will vote proxies on proposals respecting compensation in a manner that, in the Adviser's professional investment judgment, best benefits the financial and economic interests of the Micro Cap Fund. The Adviser believes that reasonable compensation is appropriate for directors, executives and employees, and that compensation should be used to align the interests of the involved parties with the long-term financial success of the company, but that compensation should not be excessive. Among the factors that the Adviser will consider are the potential dilution of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options.

     Proposals Respecting Social, Environmental and Other Such Matters. The Adviser will vote proxies on proposals respecting social, environmental and issues of conscience impacting the business conduct of a company in a manner that, in the Adviser's professional investment judgment, best benefits the financial and economic interests of the Micro Cap Fund.

     If the Adviser determines that voting a particular proxy would create a conflict of interest between the interests of the Micro Cap Fund and its shareholders on the one hand and the interests of the Adviser, the Micro Cap Fund's distributor or any affiliate of the Micro Cap Fund, the Adviser or the Micro Cap Fund's distributor on the other hand, then the Adviser will take one or some of the following steps (in its sole discretion): (i) inform the Micro Cap Fund of the conflict and the Adviser's voting decision; (ii) discuss the proxy vote with the Micro Cap Fund; (iii) fully disclose the material facts regarding the conflict and seek the Micro Cap Fund's consent to vote the proxy as intended; and/or (iv) seek the recommendations of an independent third party. Whenever the Adviser determines there is a potential for a material conflict of interest, the Adviser will document which step or steps it took to ensure the proxy vote or abstention was in the best interest of the Micro Cap Fund and not the product of any material conflict.


Code of Ethics
--------------

     The Trust and the Adviser have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. The code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Micro Cap Fund. The code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Micro Cap Fund or is being purchased or sold by the Micro Cap Fund.

Investment Advisory Agreement
-----------------------------

     In approving the investment advisory agreement for the Micro Cap Fund (the "Advisory Agreement"), the Board of Trustees considered a number of factors including, but not limited to, the following:

     o the Adviser's experience in managing accounts with similar investment objectives;

     o    the Micro Cap Fund's pro forma expense ratio;

     o    the nature and the quality of the services offered by the Adviser; and

     o    the reasonableness of the compensation payable to the Adviser.

     Based upon its review, the Board of Trustees determined that the Adviser had the capabilities, resources and personnel necessary to manage the Micro Cap Fund effectively. Further the Board of Trustees determined that based on the services the Adviser was required to render under the Advisory Agreement, the compensation to be paid to the Adviser was fair and reasonable. Finally, the Board of Trustees concluded that it would be in the best interest of the Micro Cap Fund to enter into the Advisory Agreement with the Adviser.

     The benefits derived by the Adviser from soft dollar arrangements are described under the caption "Portfolio Transactions and Brokerage." None of the non-interested Trustees, or any members of their immediate family, own shares of the Adviser or companies, other than registered investment companies, controlled by or under common control with the Adviser.

Dollar Range of Trustee Share Ownership
---------------------------------------

     The Micro Cap Fund is newly organized and as of the date of this Statement of Additional Information no shares of the Micro Cap Fund have been issued to the Trustees.

                CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

     [As of the date hereof, GE Financial Trust Company, FBO Omnibus GE Private Asset Management, Inc., 2425 E. Camelback Road, Suite 530, Phoenix, Arizona 85016, owns one hundred percent (100%) of the Micro Cap Fund's outstanding shares. As of such date, it controls the Micro Cap Fund and the Trust since it owns sufficient shares of the Micro Cap Fund to approve or disapprove all matters brought before shareholders of the Trust, including the election of Trustees of the Trust. The Trust does not control any person.]

                        THE ADVISER AND THE ADMINISTRATOR

The Adviser
-----------

     The Adviser, Lotsoff Capital Management, is the investment adviser to the Micro Cap Fund. Seymour N. Lotsoff, Mark S. Levey and Stephen K. Bossu are each senior partners of the Adviser and collectively control the Adviser. Mr. Lotsoff's positions with the Trust are described above under the caption "Management - Management Information". Messrs. Levey and Bossu are not employees, officers or Trustees of the Trust.

     Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Micro Cap Fund, will furnish office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Micro Cap Fund and maintaining its organization, will pay the salaries and fees of all officers and Trustees of the Micro Cap Fund (except the fees paid to non-interested Trustees) and will bear all sales and promotional expenses of the Micro Cap Fund, other than distribution expenses paid by the Micro Cap Fund pursuant to the Micro Cap Fund's Service and Distribution Plan, if any. For the foregoing, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.95%.

     The Micro Cap Fund will pay all of its expenses not assumed by the Adviser including, but not limited to, the professional costs of preparing and the cost of printing its registration statements required under the Securities Act and the 1940 Act and any amendments thereto, the expenses of registering its shares with the Securities and Exchange Commission ("SEC") and qualifying in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of Trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges on any borrowings, dividend and interest payments on securities sold short, brokerage commissions, and expenses incurred in connection with portfolio transactions. The Micro Cap Fund will also pay salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or Trustees having custody of the Micro Cap Fund's assets, expenses of calculating the net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

     The Adviser has undertaken to reimburse the Micro Cap Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding all federal, state and local taxes, interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and extraordinary items, in any year, exceed 3.00% of the average net assets of the Micro Cap Fund for such year, as determined by valuations made as of the close of each business day of the year. The Micro Cap Fund monitors its expense ratio at least on a monthly basis. If the accrued amount of the expenses of the Micro Cap Fund exceeds the expense limitation, the Micro Cap Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Micro Cap Fund's fiscal year if accrued expenses thereafter fall below this limit.

     The Advisory Agreement will remain in effect for two (2) years and thereafter shall continue in effect for as long as its continuance is specifically approved at least annually, by (i) the Board of Trustees of the Trust, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Micro Cap Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Trustees of the Trust or by vote of a majority of the Micro Cap Fund's shareholders, on sixty (60) calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

     The Advisory Agreement provides that the Adviser shall not be liable to the Micro Cap Fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

     The Micro Cap Fund is newly organized and as of the date of this Statement of Additional Information has not paid any fees to the Adviser.

The Administrator, Fund Accountant and Transfer Agent
-----------------------------------------------------

     UMB Fund Services, Inc., a Wisconsin corporation ("UMBFS"), at 803 West Michigan Street, Milwaukee, Suite A, Wisconsin 53233, serves as administrator, fund accountant and transfer agent to the Micro Cap Fund, subject to the overall supervision of the Trust's Board of Trustees. Pursuant to an Administration and Fund Accounting Agreement (the "Administration Agreement"), UMBFS provides certain administrative and fund accounting services to the Micro Cap Fund. UMBFS' services include, but are not limited to, the following: maintaining or coordinating with other service providers the maintenance of the Micro Cap Fund's books and records, maintaining all general ledger accounts and related subledgers; overseeing the Micro Cap Fund's fidelity insurance relationship; participating in the preparation of certain tax returns and compiling data for and preparing annual notices to the SEC; preparing financial statements for the Micro Cap Fund's annual and semi-annual reports to the SEC; preparing notice and renewal securities filings pursuant to state securities laws; determining and monitoring the Micro Cap Fund's income and expense accruals and causing appropriate expenses to be paid from Trust assets; periodically monitoring the Micro Cap Fund's compliance with its policies and limitations relating to portfolio investments as set forth in the Prospectus and Statement of Additional Information for the Micro Cap Fund and the status of the Micro Cap Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; assisting in developing an agenda for each board meeting and, if requested by the Trustees, attending board meetings and preparing board meeting minutes; assisting in calculating dividend and capital gains distributions; calculating daily net asset values for the Micro Cap Fund based on valuations provided by pricing services approved by the Board of Trustees; and generally assisting in the Trust's administrative operations as mutually agreed by the Trust and UMBFS.

     For its services as administrator and fund accountant, the Trust pays UMBFS a fee, computed daily and paid monthly, at an annual rate of ten one-hundredths of one percent on the first $250 million of average daily net assets and decreasing as assets reach certain levels, subject to a minimum annual fee of approximately $75,000, plus out-of-pocket expenses.

     The Administration Agreement provides that UMBFS shall not be liable to the Micro Cap Fund or its shareholders for anything other than willful misfeasance, bad faith, negligence or reckless disregard of its obligations or duties. The Administration Agreement also provides that UMBFS may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services and administrative services, as the case may be, to others.

     The Micro Cap Fund is newly organized and as of the date of this Statement of Additional Information has not paid UMBFS any fees for administration and fund accounting services.

     UMBFS also acts as the Micro Cap Fund Fund's transfer agent. As transfer agent, UMBFS keeps records of shareholder accounts and transactions. The Micro Cap Fund pays UMBFS a transfer agent fee based on the number of shareholder accounts, subject to a base fee per fund, per month of $1,500.

     UMBFS is a subsidiary of UMB Financial Corporation, which is also the parent of the Micro Cap Fund's custodian.

Custodian
---------

     UMB Bank, n.a., 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106, serves as the Micro Cap Fund's custodian (the "Custodian"). The Custodian is responsible for, among other things, safeguarding and controlling the Micro Cap Fund's cash and securities. The Micro Cap Fund pays a monthly fee at the annual rate of 1.0 basis points on combined net assets up to $200 million and increasing as net assets reach certain asset levels and subject to a $500 per month minimum fee per fund.


Distributor
-----------

     UMB Distribution Services, LLC (the "Distributor"), 803 West Michigan Avenue, Suite A, Milwaukee, Wisconsin 53233 acts as distributor for the Micro Cap Fund. The Distributor shall offer shares of the Micro Cap Fund on a continuous basis, review advertisements and act as liaison for broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Micro Cap Fund and receives a fee computed daily and paid monthly, at an annual rate of two one-hundredths of one percent on the first $1 billion of average daily net assets and decreasing as assets reach certain levels, subject to a minimum monthly fee of $1,250 per fund.

     The Micro Cap Fund is newly organized and as of the date of this Statement of Additional Information has not paid the Distributor any fees for its services.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Generally
---------

     Under the Advisory Agreement, the Adviser is responsible for decisions to buy and sell securities for the Micro Cap Fund, broker-dealer selection, and negotiation of brokerage commission rates. (These activities of the Adviser are subject to the control of the Trust's Board of Trustees, as are all of the activities of the Adviser under the Advisory Agreement.) The primary consideration of the Adviser in effecting a securities transaction will be execution at the most favorable securities price. The Trust understands that some of the portfolio transactions of the Micro Cap Fund may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Micro Cap Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Adviser may make purchases of underwritten issues for the Micro Cap Fund at prices that include underwriting fees.

     In selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Micro Cap Fund on a continuing basis. Accordingly, the price to the Micro Cap Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio trade execution services offered. Subject to such policies as the Board of Trustees may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by the Advisory Agreement solely by reason of its having caused the Micro Cap Fund to pay a broker or dealer that provides brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Trust or other accounts for which the Adviser has investment discretion. The Adviser is further authorized to allocate the orders placed by it on behalf of the Micro Cap Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser or any affiliate of the foregoing. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser shall report on such allocations regularly to the Board of Trustees, indicating the broker-dealers to whom such allocations have been made and the basis therefore. The Adviser is authorized to consider sales of shares as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e. that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

Brokerage Commissions
---------------------

     The Micro Cap Fund is newly organized and as of the date of this Statement of Additional Information has not paid any brokerage commissions.

                                 NET ASSET VALUE

     The net asset value of the Micro Cap Fund will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

     The Micro Cap Fund's net asset value is equal to the quotient obtained by dividing the value of its net assets (its assets less its liabilities) by the number of shares outstanding.

     In determining the net asset value of the Micro Cap Fund's shares, common stocks that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the current bid and asked prices on such exchanges. Unlisted securities held by the Micro Cap Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

     The Micro Cap Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Micro Cap Fund not reasonably practicable.

                                      TAXES

General
-------

     The Micro Cap Fund intends to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The discussion that follows is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their tax advisers for a complete review of the tax ramifications of an investment in the Micro Cap Fund.

     If the Micro Cap Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Micro Cap Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders in the Micro Cap Fund would not be liable for income tax on the Micro Cap Fund's net investment income or net realized gains in their individual capacities. Distributions to shareholders, whether from the Micro Cap Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Micro Cap Fund.

     Net investment income includes interest and dividend income, less expenses. Dividends from the Micro Cap Fund's net investment income, including short-term capital gains, are generally taxable to shareholders as ordinary income (although a portion of such distributions may be taxable to investors at the lower rate applicable to dividend income), while distributions of net capital gains are taxable as long-term capital gains regardless of the shareholder's holding period for the shares. Such dividends and distributions are taxable to shareholders whether received in cash or in additional shares. In the case of corporate shareholders, dividends from the Micro Cap Fund's net investment income will qualify for the 70% dividends-received deduction, subject to proportionate reductions if the aggregate dividends received by the Micro Cap Fund from domestic corporations in any year are less than 100% of the distributions of net investment company taxable income made by the Micro Cap Fund.

     Any dividend or capital gain distribution paid shortly after a purchase of shares of the Micro Cap Fund, will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of the Micro Cap Fund immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

     Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the shareholder's holding period for the shares. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

Back-up Withholding
-------------------

     Federal law requires the Micro Cap Fund to withhold 28% of a shareholder's reportable payments (which include dividends, capital gains distributions and redemption proceeds) for shareholders who have not properly certified that the Social Security or other

Taxpayer Identification Number they provide is correct and that the shareholder is not subject to back-up withholding.

                               GENERAL INFORMATION

Shareholder Meetings and Election of Trustees
---------------------------------------------

     As a Delaware statutory trust, the Trust is not required to hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment restrictions of the Micro Cap Fund; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, the shareholders may remove any Trustee at any time, with or without cause, by vote of not less than a majority of the shares then outstanding. Trustees may appoint successor Trustees.

Shares of Beneficial Interest
-----------------------------

     The Trust will issue new shares at its most current net asset value. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Trust has registered an indefinite number of Micro Cap Fund shares under Rule 24f-2 of the 1940 Act. Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the Micro Cap Fund only and have identical voting, dividend, redemption, liquidation and other rights. The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights. Shares can be issued as full shares or as fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis.

Additional Series
-----------------

     The Trustees may from time to time establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

                         CALCULATION OF PERFORMANCE DATA

     From time to time the Micro Cap Fund may quote its average annual total return as of the most recent calendar quarter ("standardized return") in advertisements or promotional materials. Additionally, the performance of the Micro Cap Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available, and the performance of the Micro Cap Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Advertisements and promotional materials reflecting standardized return ("performance advertisements") will show percentage rates reflecting the average annual change in the value of an assumed initial investment in the Micro Cap Fund of $1,000 at the end of one, five and ten year periods. If such periods have not yet elapsed, data will be given as of the end of a shorter period corresponding to the period of existence of the Micro Cap Fund. Standardized return assumes the reinvestment of all dividends and capital gain distributions, but does not take into account any federal or state income taxes that may be payable upon redemption. The formulas the Micro Cap Fund uses in calculating standardized return are described below.

     In addition to standardized return, performance advertisements also may include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rates of return, actual year by year rates or any combination thereof.

     All data included in performance advertisements will reflect past performance and will not necessarily be indicative of future results. The investment return and principal value of an investment in the Micro Cap Fund will fluctuate, and an investor's proceeds upon redeeming shares may be more or less than the original cost of the shares.

     The Micro Cap Fund is newly organized and as of the date of this Statement of Additional Information has no standardized returns.


     Average annual total return (before taxes) is calculated according to the following formula:

     P(1+T)n=ERV

where P=a hypothetical initial payment of $1,000; T=average annual total return; n= number of years; and ERV = ending redeemable value of the hypothetical initial payment of $1,000 made at the beginning of the period shown at the end of the period shown. All dividends and distributions were assumed to have been reinvested at the appropriate net asset value per share.

     Average annual total return (after taxes on distributions) is calculated according to the following formula:

     P(1+T)n=ATVD

where P=a hypothetical initial investment of $1,000; T=average annual total return (after taxes on distributions); n= number of years; and ATVD=ending redeemable value of the hypothetical initial payment of $1,000 made at the beginning of the period shown at the end of the period shown after taxes on distributions but not after taxes on redemptions. All dividends and distributions (less the taxes due on such dividends and distributions) were assumed to have been reinvested at the appropriate net asset value per share. Generally the calculation assumes the highest individual marginal federal income tax rates in effect on the reinvestment date in determining the taxes due on dividends and distributions and disregards any potential tax liabilities other than federal tax liabilities.

     Average annual total return (after taxes on distributions and redemptions) is calculated according to the following formula:

     P(1+T)n= ATVDR

where P=a hypothetical initial investment of $1,000; T=average annual total return (after taxes on distributions and redemption); n= number of years; and ATVDR=ending redeemable value of the hypothetical initial payment of $1,000 made at the beginning of the period shown at the end of the period shown after taxes on distributions and redemptions.

     All dividends and distributions (less the taxes due on such dividends and distributions) were assumed to have been reinvested at the appropriate net asset value per share. Generally the calculation assumes the highest individual marginal federal income tax rates in effect on the reinvestment date in determining the taxes due on dividends and distributions and disregards any potential tax liabilities other than federal tax liabilities. The ending redeemable value is determined by subtracting capital gains taxes resulting from the investment and adding the tax benefit from capital losses resulting from the redemption. Generally the calculation assumes the highest federal individual capital gains tax rates for gain of the appropriate character in effect on the redemption date in accordance with the federal tax law applicable on the redemption date and separately tracks the basis and holding period for the initial investment and each subsequent purchase through reinvested dividends and distributions.

                        DESCRIPTION OF SECURITIES RATINGS

     The Micro Cap Fund may invest in commercial paper and commercial paper master notes assigned ratings of A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows:

     Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The categories rated A-3 or higher are as follows:

     A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed "A-1."

     A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

     Moody's Short-Term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


                             INDEPENDENT ACCOUNTANTS

     Deloitte & Touche LLP, [Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois, 60601-6779], has been selected to serve as the Micro Cap Fund's independent accountants, whose services include auditing the Micro Cap Fund's financial statements.

                              FINANCIAL STATEMENTS

     The following financial statements for the Micro Cap Fund are attached hereto:

     o    Report of Independent Accountants

     o    Statement of Assets and Liabilities

     o    Notes to the Financial Statements

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of Lotsoff Capital Management Equity
     Trust:

     [Form Only.] [In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Lotsoff Capital Management Micro Cap Fund (the "Fund"), a series of Lotsoff Capital Management Equity Trust at _______ ___, 2003 in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.]


_____________________
[Chicago, Illinois]
_______ ___, 2003

                     LOTSOFF CAPITAL MANAGEMENT EQUITY TRUST

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND

                 [Form Only] Statement of Assets and Liabilities
                                _______ ___, 2003

ASSETS:

Cash                                                              $_______
Offering costs                                                    $_______
                                                          -----------------
                                                                  $_______
LIABILITIES:

Offering costs payable                                            $_______
                                                          -----------------
Net Assets                                                        $_______
                                                          =================


NET ASSETS - Applicable to [10,000] shares                        $_______
                                                          =================


NET ASSET VALUE PER SHARE (net assets divided by
[10,000] shares.)                                                 $_______
                                                          =================


MAXIMUM OFFERING PRICE PER SHARE                                  $_______
                                                          =================

The accompanying notes to the financial statement are an integral part of this statement.

                     LOTSOFF CAPITAL MANAGEMENT EQUITY TRUST

                    LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND

                    [Form Only] NOTES TO FINANCIAL STATEMENT



1. Lotsoff Capital Management Equity Trust (the "Trust"), which consists solely of the Lotsoff Capital Management Micro Cap Fund (the "Fund"), was formed under the laws of the state of Delaware on _______ ___, 2003. The Trust has had no operations through _______ ___, 2003 other than those relating to organizational matters and the sale and issuance of [10,000] shares of beneficial interests in the Fund to ___________________________. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

2. The Trust has an agreement with Lotsoff Capital Management (the "Adviser"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.95%.

     Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00%, the Adviser will reimburse the Fund for the amount of such excess.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
         --------

(a)  (1) Certificate of Trust.

     (2)  Agreement and Declaration of Trust.

(b)  Bylaws.

(c) See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

(d)  Investment Advisory Agreement with Lotsoff Capital Management.

(e) Distribution Agreement with UMB Distribution Services, LLC (to be filed by amendment).

(f)  None.

(g)  Custodian Agreement with UMB Bank, n.a. (to be filed by amendment).

(h) (1) Administration and Fund Accounting Agreement with UMB Fund Services, Inc. (to be filed by amendment).

     (2) Transfer Agent Agreement with UMB Fund Services, Inc. (to be filed by amendment).

(i)  Opinion of Foley & Lardner (submitted in draft form).

(j)  Consent of Deloitte & Touche LLP (to be filed by amendment).

(k)  None.

(l)  Form of Subscription Agreement.

(m)  None.

(n)  None.

(p)  Code of Ethics of Registrant and Lotsoff Capital Management.

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

     Registrant is controlled by GE Financial Trust Company, FBO Omnibus GE Private Asset Management, Inc. Registrant neither controls any person nor is any person under common control with Registrant.

Item 25. Indemnification

     Reference is made to Article VI in the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant's Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

     Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27. Principal Underwriters
         ----------------------

     (a) UMB Distribution Services, LLC currently serves as the principal underwriter of the shares of Lend Lease Funds, The Marsico Investment Fund, Green Century Funds, and UMB Scout Funds.

     (b) The principal business address of UMB Distribution Services, LLC, the Registrant's distributor, is 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301. To the best of the Registrant's knowledge, the following are the members and officers of UMB Distribution Services, LLC:

Name and Principal         Positions and Offices with      Positions and Offices
Business Address                 Underwriter                     with Fund
----------------                 -----------                     ---------
Peter Hammond                     President                        None
Christine L. Mortensen            Treasurer                        None
Constance Dye Shannon             Secretary                        None


     (c) The Registrant is newly organized and, as of the date of the filing of this Registration Statement on Form N-1A, UMB Distribution Services, LLC has not received any compensation from the Registrant.

Item 28. Location of Accounts and Records
         --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of UMB Fund Services, Inc., the Registrant's administrator, Registrant's Treasurer, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53223-2301.

Item 29. Management Services
         -------------------

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings
         ------------

     Registrant undertakes to provide its Annual Report to shareholders upon request without charge to any recipient of a Prospectus.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 26th day of August, 2003.

                                 LOTSOFF CAPITAL MANAGEMENT EQUITY TRUST
                                 (Registrant)



                                 By: /s/ Seymour N. Lotsoff
                                     -------------------------------------------
                                     Seymour N. Lotsoff, President

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


           Name                        Title                          Date
           ----                        -----                          ----

/s/ Seymour N. Lotsoff
------------------------     President (Principal Executive      August 26, 2003
Seymour N. Lotsoff           Officer) and Trustee

/s/ Margaret A. Cartier
------------------------     Trustee                             August 26, 2003
Margaret A. Cartier

/s/ Jack Forstadt
------------------------     Trustee                             August 26, 2003
Jack Forstadt

/s/ Carleton D. Pearl
------------------------     Trustee                             August 26, 2003
Carleton D. Pearl

/s/ Margaret M. Baer
------------------------     Secretary, Treasurer (Principal     August 26, 2003
Margaret M. Baer             Financial and Accounting
                             Officer) and Trustee



                               Signature Page

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.                                                  Exhibit

     (a)  (1) Certificate of Trust.

          (2)  Agreement and Declaration of Trust.

     (b)  Bylaws.

     (c) See relevant portions of Certificate of Trust, Agreement and Declaration of Trust and Bylaws.

     (d)  Investment Advisory Agreement with Lotsoff Capital Management.

     (e) Distribution Agreement with UMB Distribution Services, LLC (to be filed by amendment).

     (f)  None.

     (g)  Custodian Agreement with UMB Bank, n.a. (to be filed by amendment).

     (h) (1) Administration and Fund Accounting Agreement with UMB Fund Services, Inc. (to be filed by amendment).

          (2) Transfer Agent Agreement with UMB Fund Services, Inc. (to be filed by amendment).

     (i)  Opinion of Foley & Lardner (submitted in draft form).

     (j)  Consent of Deloitte & Touche LLP (to be filed by amendment).

     (k)  None.

     (l)  Form of Subscription Agreement.

     (m)  None.

     (n)  None.

     (p)  Code of Ethics of Registrant and Lotsoff Capital Management.

                                                                  EXHIBIT (a)(1)

                              CERTIFICATE OF TRUST

                                       OF

                     LOTSOFF CAPITAL MANAGEMENT EQUITY TRUST


     This Certificate of Trust is being executed as of August 26, 2003, for the purpose of organizing a statutory trust pursuant to the Delaware Statutory Trust Act, 12 Del. Code Ann., Sections 3801 et seq.

     The undersigned hereby certifies as follows:

     1. Name. The name of the statutory trust is Lotsoff Capital Management Equity Trust (the "Trust").

     2. Registered Investment Company. The Trust is or will become a registered investment company under the Investment Company Act of 1940, as amended.

     3. Registered Office and Registered Agent. The registered office of the Trust in the State of Delaware is located at 1209 Orange Street, Wilmington, Delaware 19801. The name of the registered agent of the Trust for service of process at such location is The Corporation Trust Company.

     4. Notice of Limitation of Liabilities of Series. Notice is hereby given that the Trust is or may hereafter be constituted a series trust. The debts, liabilities, obligations, and expenses incurred, contracted for or otherwise existing with respect to any particular series shall be enforceable against the assets of such series only, and not against the assets of the Trust generally.

     5. Effectiveness. This Certificate of Trust shall become effective immediately upon filing with the Office of the Secretary of State of the State of Delaware.

     IN WITNESS WHEREOF, the undersigned, being all of the trustees of the Trust, have duly executed this Certificate of Trust as of the day and year first above written.


/s/ Margaret A. Cartier                          /s/ Jack Forstadt
------------------------------                   -------------------------------
Margaret A. Cartier                              Jack Forstadt


/s/ Carleton D. Pearl                            /s/ Seymour N. Lotsoff
------------------------------                   -------------------------------
Carleton D. Pearl                                Seymour N. Lotsoff


/s/ Margret M. Baer
------------------------------
Margaret M. Baer

                                                                  EXHIBIT (a)(2)

                     LOTSOFF CAPITAL MANAGEMENT EQUITY TRUST
                     ---------------------------------------

                       AGREEMENT AND DECLARATION OF TRUST
                       ----------------------------------

     AGREEMENT AND DECLARATION OF TRUST made by Margaret A. Cartier, Jack Forstadt, Carleton D. Pearl, Seymour N. Lotsoff and Margaret M. Baer in the City of Chicago, the State of Illinois, this 26th day of August, 2003.

                                   WITNESSETH:

     WHEREAS Lotsoff Capital Management Equity Trust (the "Trust") has been formed to carry on the business of an investment company; and

     WHEREAS the Trust is authorized to issue its Shares of beneficial interest ("Shares") in separate series, each separate series to be a Portfolio hereunder, and to issue Classes of Shares of any Portfolio or divide Shares of any Portfolio into two or more Classes, all in accordance with the provisions hereinafter set forth; and

     WHEREAS the Trustees have agreed to manage all property coming into their hands as trustees of a Delaware statutory trust in accordance with the provisions hereinafter set forth.

     NOW, THEREFORE, the Trustees hereby declare that they will hold IN TRUST all cash, securities and other assets which the Trust may from time to time acquire and manage and dispose of the same upon the following terms and conditions for the pro rata benefit of the holders of Shares in the Trust and the Portfolios created hereunder as hereinafter set forth.

                                    ARTICLE I
                              NAME AND DEFINITIONS
                              --------------------

     Section 1.1 Name and Location. The name of the statutory trust established hereby is Lotsoff Capital Management Equity Trust; and the Trustees shall conduct the business of the Trust under that name or any other name(s) and in such location(s) as they may from time to time determine. The Trust shall constitute a Delaware statutory trust in accordance with the Delaware Statutory Trust Act.

     Section 1.2 Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

     (a) "Bylaws" means the Bylaws of the Trust as amended from time to time.

     (b) "Class" means any Class of Shares of any Portfolio established and designated under or in accordance with the provisions of Article IV;

     (c) The "1940 Act" means the Investment Company Act of 1940 and rules thereunder, all as amended from time to time;

     (d) "Portfolio" means a series of Shares of the Trust established and designated under or in accordance with the provisions of Article IV hereof;

     (e) "Prospectus" means a current prospectus under the Securities Act of 1933, as amended from time to time, including any "statement of additional information" that is incorporated by reference into such Prospectus.

     (f) "Shareholder" means a record owner of Shares;

     (g) "Shares" means the transferable units of interest into which the beneficial interest in the Trust and each Portfolio of the Trust and/or any Class of any Portfolio (as the context may require) shall be divided from time to time;

     (h) "Trust" means the Lotsoff Capital Management Equity Trust, the Delaware statutory trust established by this Trust Agreement;

     (i) "Trust Agreement" means this Agreement and Declaration of Trust as amended or restated from time to time;

     (j) "Trustees" means the Trustees of the Trust named herein or appointed or elected in accordance with Article III; and

     (k) "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of the Trust or any Portfolio, or by the Trustees on behalf of the Trust or any Portfolio.

                                   ARTICLE II
                        PURPOSE AND CERTIFICATE OF TRUST
                        --------------------------------

     2.1 Purpose of Trust. The purpose of the Trust is to conduct, operate, and carry on the business of an open-end management investment company registered under the 1940 Act through one or more Portfolios investing primarily in securities, and to carry on such other business as the Trustees may from time to time determine pursuant to their authority under this Agreement.

                                   ARTICLE III
                                  THE TRUSTEES
                                  ------------

     Section 3.1 Number, Designation, Election, Term, etc.

     (a) Number. The initial number of Trustees shall be five (5). The Trustees may thereafter increase or decrease the number of Trustees to a number other than the number theretofore determined. No decrease in the number of Trustees shall have the effect of removing any Trustee from office prior to the expiration of his term, but the number of Trustees may be decreased in conjunction with the removal of a Trustee pursuant to subsection (d) of this
Section 3.1.

     (b) Term of Office of Trustees. Each Trustee shall serve during the life of the Trust and until its termination as hereinafter provided, except as such Trustee sooner dies, resigns, retires, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed. Subject to Section 16(a) of the 1940 Act, the Trustees may elect their own successors and may, pursuant to
Section 3.1(e) hereof, appoint Trustees to fill vacancies.

     (c) Resignation and Retirement. Any Trustee may resign or retire, by written instrument signed by him and delivered to the other Trustees or to any officer of the Trust, and such resignation or retirement shall take effect upon such delivery or upon such later date as is specified in such instrument and shall be effective as to the Trust and each Portfolio hereunder.

     (d) Removal. Any Trustee may be removed with or without cause at any time
(i) by vote of Shareholders holding not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for the purpose; or (ii) by a written declaration signed by Shareholders holding not less than a majority of the Shares then outstanding and filed with the Trust's custodian. Any removal pursuant to this paragraph (d) shall be effective as to the Trust and each Portfolio hereunder.

     (e) Vacancies. In the case, of any vacancy or anticipated vacancy resulting from any reason, including without limitation the death, resignation, retirement, removal or incapacity of any of the Trustees, or resulting from an increase in the number of Trustees by the other Trustees, the other Trustees shall have all the powers hereunder and the certification of the other Trustees of such vacancy shall be conclusive. Any vacancy may be filled by a majority of the remaining Trustees, subject to the provisions of Section 16(a) of the 1940 Act, through the appointment in writing of such other person as such remaining Trustees in their discretion shall determine. Such appointment shall be effective upon the written acceptance of the person named therein to serve as a Trustee and agreement by such person to be bound by the provisions of this Trust Agreement, except that any such appointment in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees, to be effective at a later date, shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees. As soon as any Trustee so appointed shall have accepted such appointment and shall have agreed in writing to be bound by this Trust Agreement and the appointment is effective, the Trust estate shall vest in the new Trustee, together with the continuing Trustees, without any further act or conveyance. Unless required by any applicable provisions of the 1940 Act, no vacancy need be filled so long as there are at least two remaining trustees.

     (f) Effect of Death, Resignation, etc. The death, resignation, retirement, removal or incapacity of the Trustees, or any one of them, shall not operate to annul or terminate the Trust or any Portfolio hereunder or to revoke or terminate any existing agency or contract created or entered into pursuant to the terms of this Trust Agreement.

     (g) No Accounting. Except to the extent required by any applicable provisions of the 1940 Act or under circumstances that would justify his removal for cause, no person ceasing to be a Trustee as a result of his death, resignation, retirement, removal or incapacity (nor the estate of any such person) shall be required to make an accounting to the Shareholders or remaining Trustees upon such cessation.

     Section 3.2 Powers of Trustees. Subject to the provisions of this Trust Agreement, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility and the purpose of the Trust. The Trustees in all instances shall act as principals, and are and shall be free from the control of the Shareholders. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary or appropriate in connection with the management and operation of the Trust. Trustees shall have full authority and absolute power and control over the assets of the Trust and the business of the Trust to the same extent as if the Trustees were the sole owners of the assets of the Trust and the business in their own right, including such authority, power and control to do all acts and things as they, in their discretion, shall deem proper to accomplish the purposes of this Trust. Without limiting the foregoing, and to the extent not inconsistent with the 1940 Act or other applicable law, the Trustees shall have power and authority:

     (a) Bylaws. To adopt Bylaws not inconsistent with this Trust Agreement providing for the conduct of the business and affairs of the Trust and to amend and repeal them to the extent that such Bylaws do not reserve that right to the Shareholders;

     (b) Portfolios. To establish Portfolios, each such Portfolio to operate as a separate and distinct investment medium and with separately defined investment objectives and policies and distinct investment purposes, and to establish Classes of Shares of any Portfolio or divide the Shares of any Portfolio into Classes;

     (c) Officers, Employees, Agents, and Consultants. To hire and terminate elect and remove such officers and employees and appoint and terminate such agents and consultants as they consider appropriate and to provide for the compensation of all of the foregoing;

     (d) Committees. To appoint from their own number, and terminate, any one or more committees consisting of two or more Trustees, including without implied limitation an executive committee, which may, when the Trustees are not in session and subject to any applicable provisions of the 1940 Act, exercise some or all of the power and authority of the Trustees as the Trustees may determine;

     (e) Service Providers. To employ one or more advisers, administrators, depositories and custodians and authorize any depository or custodian to employ subcustodians or agents and to deposit all or any part of such assets in a system or systems for the central handling of securities and debt instruments, retain transfer, dividend disbursing, accounting or Shareholder servicing agents or any of the foregoing, provide for the distribution of Shares by the Trust through one or more distributors, principal underwriters or otherwise, and set record dates or times for the determination of Shareholders with respect to various matters;

     (f) Compensation. To compensate or provide for the compensation of the Trustees, officers, advisers, administrators, custodians, other agents, consultants and employees of the Trust or the Trustees on such terms as they deem appropriate;

     (g) Delegation. To delegate to any officer of the Trust, to any committee of the Trustees and to any employee, adviser, administrator, distributor, depository, custodian, transfer and dividend disbursing agent, or any other agent or consultant of the Trust such authority, powers, functions and duties as they consider desirable or appropriate for the conduct of the business and affairs of the Trust, including without implied limitation the power and authority to act in the name of the Trust and any Portfolio and of the Trustees, to sign documents and to act as attorney-in-fact for the Trustees;

     (h) Investments. To invest and reinvest cash and other property, and to hold cash or other property uninvested in accordance with the investment policies and restrictions of each Portfolio as set out from time to time in the prospectus for the Portfolio;

     (i) Disposition of Assets. To sell, exchange, lend, pledge, hypothecate, write options on and lease any or all of the assets of the Trust;

     (j) Ownership Powers. To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities, debt instruments or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities, debt instruments or property as the Trustees shall deem proper;

     (k) Subscription. To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities or debt instruments;

     (l) Form of Holding. To hold any security, debt instrument or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in the name of the Trustees or of the Trust or of any Portfolio or in the name of a custodian, subcustodian or other depository or a nominee or nominees or otherwise;

     (m) Reorganization, etc. To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer, any security or debt instrument of which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer, and to pay calls or subscriptions with respect to any security or debt instrument held in the Trust;

     (n) Voting Trusts, etc. To join with other holders of any securities or debt instruments in acting through a committee, depository, voting trustee or otherwise, and in that connection to deposit any security or debt instrument with, or transfer any security or debt instrument to, any such committee, depository or trustee, and to delegate to them such power and authority with relation to any security or debt instrument (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depository or trustee as the Trustees shall deem proper;

     (o) Compromise. To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any Portfolio or any matter in controversy, including but not limited to claims for taxes;

     (p) Partnerships, etc. To enter into joint ventures, general or limited partnerships and any other combinations or associations;

     (q) Borrowing and Security. To borrow funds or other property in the name of the Trust exclusively for Trust purposes, and in connection therewith, to issue notes or other evidence of indebtedness, and to mortgage and pledge the assets of the Trust or any part thereof to secure any or all of such indebtedness;

     (r) Guarantees, etc. To endorse or guarantee the payment of any notes or other obligations of any person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust property or any part thereof to secure any of or all such obligations;

     (s) Insurance. To purchase and pay for entirely out of Trust property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its Portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability;

     (t) Pensions etc. To adopt, establish and carry out pension, profit-sharing, Share bonus, Share purchase, savings, thrift and other retirement, incentive and benefit plans, trust and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust; and

     (u) Distribution Plans. To adopt on behalf of the Trust or any Portfolio or any Class thereof a plan of distribution and related agreements thereto pursuant to the terms of Rule 12b-1 under the 1940 Act and to make payments from the assets of the Trust or the relevant Portfolio or Portfolios pursuant to said Rule 12b-1 Plan.

     The foregoing enumeration of specific powers shall not be held to limit or restrict in any manner the general powers of the Trustees. Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust or the applicable Portfolio, and not an action in an individual capacity.

     The Trustees shall not be limited to investing in obligations maturing before the possible termination of the Trust.

     No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order.

     Section 3.3 Certain Contracts. Subject to compliance with any applicable provisions of the 1940 Act, the Trustees may, at any time and from time to time and without limiting the generality of their powers and authority otherwise set forth herein, enter into one or more contracts with any one or more corporations, trusts, associations, partnerships, limited partnerships, other type of organizations, or individuals (a "Contracting Party"), to provide for the performance and assumption of some or all of the following services, duties and responsibilities to, for or on behalf of the Trust and/or any Portfolio, and/or any Class of Shares, and/or the Trustees, and to provide for the performance and assumption of such other services, duties and responsibilities in addition to those set forth below as the Trustees may determine appropriate:

     (a) Advisory. Subject to any directions of the Trustees and in accordance with the investment policies and restrictions of each Portfolio as set out from time to time in the prospectus for the Portfolio, with respect to the investments of the Trust or the assets belonging to any Portfolio of the Trust (as that phrase is defined in subsection (a) of Section 4.3 hereof), to manage such investments and assets, make investment decisions with respect thereto, and to place purchase and sale orders for Portfolio transactions relating to such investments and assets;

     (b) Administration. Subject to any directions of the Trustees and in conformity with any policies of the Trustees with respect to the operations of the Trust and each Portfolio (including each Class thereof), to supervise all or any part of the operations of the Trust and each Portfolio, and to provide all or any part of the administrative and clerical personnel, office space and office equipment and services appropriate for the efficient administration and operations of the Trust and each Portfolio;

     (c) Distribution. To distribute the Shares of the Trust and each Portfolio (including any Classes thereof), through a principal underwriter of such Shares or otherwise;

     (d) Custodian and Depository. To act as depository for and to maintain custody of the property of the Trust and each Portfolio and accounting records in connection therewith;

     (e) Transfer and Dividend Disbursing Agent. To maintain records of the ownership of outstanding Shares, the issuance and redemption and the transfer thereof, and to disburse any dividends declared by the Trustees and in accordance with the policies of the Trustees and/or the instructions of any particular Shareholder to reinvest any such dividends;

     (f) Shareholder Servicing. To provide services with respect to the relationship of the Trust and its Shareholders, records with respect to Shareholders and their Shares, and similar matters; and

     (g) Accounting. To handle all or any part of the accounting and auditing responsibilities, whether with respect to the Trust's Property, Shareholders or otherwise.

     The same person may be the Contracting Party for some or all of the services, duties and responsibilities to, for and of the Trust and/or the Trustees, and the contracts with respect thereto may contain such terms interpretive of or in addition to the delineation of the services, duties and responsibilities provided for in this Section 3.3, including provisions that are not inconsistent with any applicable requirement of the 1940 Act relating to the standard of duty of and the rights to indemnification of the Contracting Party and others, as the Trustees may determine. Nothing herein shall preclude, prevent or limit the Trust or a Contracting Party from entering into sub-contractual arrangements relative to any of the matters referred to in Sections 3.3(a) through (g) hereof.

     The fact that:

          (i) any of the Shareholders, Trustees or officers of the Trust is a Shareholder, director, officer, partner, trustee, employee, manager, investment adviser, principal underwriter or distributor or agent of or for any Contracting Party, or of or for any parent or affiliate of any Contracting Party or that the Contracting Party or any parent or affiliate thereof is a Shareholder or has an interest in the Trust or any Portfolio, or that

          (ii) any Contracting Party may have a contract providing for the rendering of any similar services to one or more other corporations, trusts, associations, partnerships, limited partnerships or other organizations, or have other business or interests, shall not affect the validity of any contract for the performance and assumption of services, duties and responsibilities to, for or of the Trust or any Portfolio and/or the Trustees or disqualify any

Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust, any Portfolio or its Shareholders, provided that, in the case of any relationship or interest referred to in the preceding clause (i) on the part of any Trustee or officer of the Trust either (x) the material facts as to such relationship or interest and the contract involved is approved in good faith by a majority of such Trustees not having any such relationship or interest (even though such unrelated or disinterested Trustees are less than a quorum of all of the Trustees), (y) the material facts as to such relationship or interest and as to the contract have been disclosed to or are known by the Shareholders entitled to vote thereon and the contract involved is specifically approved in good faith by vote of the Shareholders or, (z) the specific contract involved is fair to the Trust as of the time it is authorized, approved or ratified by the Trustees or by the Shareholders.

     Section 3.4 Payment of Trust Expenses and Compensation of Trustees. The Trustees are authorized to pay or to cause to be paid out of the principal or income of the Trust or any Portfolio, or partly out of principal and partly out of income, and to charge or allocate the same to, between or among such one or more of the Portfolios and/or one or more Classes of Shares thereof that may be established and designated pursuant to Article IV, as the Trustees deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, any Portfolio and/or any Class of Shares thereof, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, investment adviser, administrator, distributor, principal underwriter, auditors, counsel, depository, custodian, transfer agent, dividend disbursing agent, accounting agent, Shareholder servicing agent, and such other agents, consultants, and independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur. Without limiting the generality of any other provision hereof, the Trustees shall be entitled to reasonable compensation from the Trust for their services as Trustees and may fix the amount of such compensation.

     Section 3.5 Ownership of Assets of the Trust. Title to all of the assets of the Trust and each Portfolio shall at all times be considered as vested in the Trustees on behalf of the Trust, except that the Trustees shall have power to cause legal title to any Trust property to be held in the name of the Trust, or in the name of any other person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust property shall vest automatically in each person who may hereafter become a Trustee. Upon the resignation, removal or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust property, and the right, title and interest of such Trustee in the Trust property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

     Section 3.6 Action by Trustees. Except as otherwise provided by applicable provisions of the 1940 Act or other applicable law, this Trust Agreement or the Bylaws, any action to be taken by the Trustees on behalf of or with respect to the Trust or any Portfolio or Class thereof may be taken by (a) a majority vote of the Trustees present at a meeting of Trustees (a quorum, consisting of at least one-half of the Trustees then in office, being present), within or without Delaware, including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time, and participation by such means shall constitute presence in person at a meeting, or by written consents of a majority of the Trustees then in office; or (b) without a vote if a consent or consents in writing, setting forth the action so taken, shall be signed by a majority of the Trustees.

                                   ARTICLE IV
                                     SHARES
                                     ------

     Section 4.1 Beneficial Interest. The beneficial interest in the Trust shall be divided into an unlimited number of Shares, all without par value.

     Section 4.2 Portfolios and Classes.

     (a) The Trustees shall have the authority from time to time to issue Shares in one or more series (each of which series of Shares shall represent the beneficial interest in a separate and distinct Portfolio of the Trust, including without limitation each Portfolio specifically established and designated in Schedule A, as they deem necessary or desirable. The Trustees shall have exclusive power without the requirement of Shareholder approval to establish and designate all terms and conditions of such separate and distinct Portfolios, including as to fees and charges, right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, conditions under which the several Portfolios shall have separate voting rights or no voting rights, and arrangements for distribution and administration.

     (b) The Trustees shall have exclusive power, without the requirement of Shareholder approval, to issue Classes of Shares of any Portfolio or divide the Shares of any Portfolio into Classes, and to establish all terms and conditions of each Class, including as to fees, charges, right of redemption and the price terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, conditions under which several Portfolios shall have separate voting rights or no voting rights, and arrangements for distribution or administration. The fact that a Portfolio shall have initially been established and designated without any specific establishment or designation of Classes (i.e., that all Shares of such Portfolio are initially of a single Class), or that a Portfolio shall have more than one established and designated Class, shall not limit the authority of the Trustees to establish and designate or redesignate separate Classes, or one or more further Classes, of said Portfolio without approval of the holders of the initial Class thereof.

     (c) The number of authorized Shares and the number of Shares of each Portfolio or Class thereof that may be issued is unlimited, and the Trustees may issue Shares of any Portfolio or Class thereof for such consideration and on such terms as they may determine (or for no consideration if pursuant to a Share dividend or split-up), all without action or approval of the Shareholders. All Shares when so issued on the terms determined by the Trustees shall be full paid and non-assessable (but may be subject to any deemed contribution of capital as described in Section 4.3(h) below). The Trustees may classify or reclassify any unissued Shares or any Shares previously issued and reacquired by any Portfolio or Class thereof into one or more Portfolios or Classes thereof that may be established and designated from time to time. The Trustees may hold as treasury Shares, reissue for such consideration and on such terms as they may determine, or cancel, at their discretion from time to time, any Shares of any Portfolio or Class thereof reacquired by the Trust.

     (d) The Trustees may from time to time close the transfer books or establish record dates and times for the purpose of determining the holders of Shares entitled to be treated as such, in accordance with the provisions of the Trust's Bylaws.

     (e) The establishment and designation of any Portfolio or of any Class of Shares of any Portfolio in addition to those established and designated in
Section 4.2 shall be effective (i) upon the execution by a majority of the then Trustees of an instrument setting forth such establishment and designation of the relative rights and preferences of the Shares of such Portfolio or Class,
(ii) upon the execution of an instrument in writing by an officer of the Trust pursuant to the vote of a majority of the Trustees, or (iii) as otherwise provided in either such instrument. At any time that there are no Shares outstanding of any particular Portfolio or Class previously established and designated, the Trustees may by an instrument executed by a majority of their number (or by an instrument executed by an officer of the Trust pursuant to the vote of a majority of the Trustees) abolish that Portfolio or Class and the establishment and designation thereof. Each instrument establishing and designating any Portfolio shall have the status of an amendment to this Trust Agreement.

     (f) Any Trustee, officer or other agent of the Trust, and any organization in which any such person is interested may acquire, own, hold and dispose of Shares of any Portfolio (including any Classes thereof) of the Trust to the same extent as if such person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell or cause to be issued and sold and may purchase Shares of any Portfolio (including any Classes thereof) from any such person or any such organization subject only to the general limitations, restrictions or other provisions applicable to the sale or purchase of Shares of such Portfolio (including any Classes thereof) generally.

     Section 4.3 Relative Rights and Preferences Among Portfolios. The Shares of such Portfolios and any Shares of any further Portfolio that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise with respect to some further Portfolio at the time of establishing and designating the same) have the following relative rights and preferences:

     (a) Assets Belonging to Portfolios. All net consideration received by the Trust for the issuance or sale of Shares of a particular Portfolio or any Classes thereof, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held by the Trustees in trust for the benefit of the holders of Shares of that Portfolio and shall irrevocably belong to the Portfolio for all purposes, subject only to the rights of creditors of such Portfolio, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits, and proceeds thereof, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, together with any General Items (as hereinafter defined) allocated to that Portfolio as provided in the following sentence, are herein referred to as "assets belonging to" that Portfolio. In the event that there are any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Portfolio (collectively "General Items"), the Trustees shall allocate such General Items to, between or among any one or more of the Portfolios established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable. Any General Items so allocated to a particular Portfolio shall belong to that Portfolio. Each such allocation by the Trustees shall be conclusive and binding upon the holders of all Shares of all Portfolios for all purposes.

     (b) Liabilities Belonging to Portfolios. The assets belonging to each particular Portfolio shall be charged with the liabilities in respect of that Portfolio and all expenses, costs, charges and reserves attributable to that Portfolio. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Portfolio shall be allocated and charged by the Trustees to, between or among any one or more of the Portfolios established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so allocated by the Trustees shall be conclusive and binding upon the Shareholders, creditors and any other persons dealing with the Trust or any Portfolio (including any Classes thereof) for all purposes. Any creditor of any Portfolio may look only to the assets of that Portfolio to satisfy such creditor's debt.

     (c) Dividends. Dividends and distributions on Shares of a particular Portfolio may be paid with such frequency as the Trustees may determine, which may be daily or otherwise pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine to the holders of Shares of that Portfolio, from such of the income and capital gains, accrued or realized, from the assets belonging to that Portfolio, as the Trustees may determine, after providing for actual and accrued liabilities belonging to that Portfolio. All dividends and distributions on Shares of a particular Portfolio thereof shall be distributed pro rata to each holder of Shares of that Portfolio in proportion to the total net asset value of Shares of that Portfolio held by such holder at the date and time of record established for the payment of such dividends or distributions, except that, in connection with any dividend or distribution program or procedure, the Trustees may determine that no dividend or distribution shall be payable on Shares as to which the Shareholder's purchase order and/or payments have not been received by the time or times established by the Trustees under such program or procedure. Such dividends and distributions may be made in cash or Shares of that Portfolio or a combination thereof as determined by the Trustees or pursuant to any program that the Trustees may have in effect at the time for the election by each Shareholder of the mode of the making of such dividend or distribution to that Shareholder. Any such dividend or distribution paid in Shares will be paid at the net asset value thereof as determined in accordance with subsection (h) of this Section 4.3.

     The Trustees shall have full discretion to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

     (d) Liquidation. In the event of the liquidation or dissolution of the Trust or any Portfolio thereof, the holders of Shares of each affected Portfolio shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that Portfolio over the liabilities belonging to that Portfolio. The assets so distributable to the holders of Shares of any particular Portfolio shall be distributed among such holders in proportion to the aggregate net asset value of all the Shares of that Portfolio held by them and recorded on the books of the Trust. The liquidation of any particular Portfolio or Class thereof may be authorized at any time by vote of a majority of the Trustees then in office.

     (e) Voting. On each matter submitted to a vote of the Shareholders, each holder of a Share shall be entitled to one vote for each whole Share standing in his name on the books of the Trust irrespective of the Portfolio, and all Shares of all Portfolios shall vote together; provided, however, that (i) as to any matter with respect to which a separate vote of one or more Portfolios or Classes is required by any applicable provisions of the 1940 Act, such requirement shall apply in lieu of all Shares of all Portfolios voting together; and (ii) in any event, as to any matter which affects only the interests of one or more particular Portfolios or Classes, only the holders of Shares of the one or more affected Portfolios or Classes shall be entitled to vote, and each such Portfolio or Class shall vote as a separate class.

     (f) Redemption by Shareholder. Each holder of Shares of a particular Portfolio shall have the right at such times as may be permitted by the Trust, consistent with the requirements of the 1940 Act, to require the Trust to redeem all or any part of his Shares of that Portfolio on terms consistent with any applicable requirements of the 1940 Act and at a redemption price equal to the net asset value per Share of that Portfolio or Class thereof determined in accordance with subsection (h) of this Section 4.3 after the Shares are properly tendered for redemption, subject to any contingent deferred sales charge or redemption charge in effect at the time of redemption. Payment of the redemption price shall be in cash; provided that, if the Trustees determine (which determination shall be conclusive) that conditions exist that make payment wholly in cash unwise or undesirable, the Trust may, subject to requirements of the 1940 Act, make payment wholly or partly in securities or other assets belonging to the Portfolio of which the Shares being redeemed are part at the value of such securities or other assets used in such determination of net asset value.

     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Portfolio to require the Trust to redeem Shares of that Portfolio during any period or at any time when (and to the extent) permissible under the 1940 Act.

     (g) Redemption by Trust. Each Share of each Portfolio is subject to redemption by and at the option of the Trust at the redemption price that would be applicable if such Share was then being redeemed by the Shareholder pursuant to subsection (f) of this Section 4.3: (i) at any time, if the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to the Trust or any Portfolio or to the holders of the Shares of the Trust or any Portfolio thereof or Class thereof, or (ii) upon such other conditions as may from time to time be determined by the Trustees and set forth in the then current Prospectus of the Trust. Upon such redemption, the holders of the Shares so redeemed shall have no further right with respect thereto other than to receive payment of such redemption price.

     (h) Net Asset Value. The net asset value per Share of any Portfolio that has only one Class of Shares outstanding shall be (i) the quotient obtained by dividing the value of the net assets of that Portfolio (being the value of the assets belonging to that Portfolio less the liabilities belonging to that Portfolio) by the total number of Shares of that Portfolio outstanding; all determined in accordance with the methods and procedures, including without limitation those with respect to rounding, established by the Trustees from time to time.

     The Trustees may determine to maintain the net asset value per Share of any Portfolio at a designated constant dollar amount and in connection therewith may adopt procedures not inconsistent with any applicable provisions of the 1940 Act for the continuing declarations of income attributable to that Portfolio as dividends payable in additional Shares of that Portfolio at the designated constant dollar amount and for the handling of any losses attributable to that Portfolio. Such procedures may provide that in the event of any loss each Shareholder shall be deemed to have contributed to the capital of the Trust attributable to that Portfolio his pro rata portion of the total number of Shares required to be canceled in order to permit the net asset value per Share of that Portfolio to be maintained, after reflecting such loss, at the designated constant dollar amount. Each Shareholder of the Trust shall be deemed to have agreed, by his investment in any Portfolio with respect to which the Trustees shall have adopted any such procedure, to make the contribution referred to in the preceding sentence in the event of any such loss.

     (i) Transfer. All Shares of each Portfolio shall be transferable, but transfers of Shares will be recorded on the Share transfer records of the Trust applicable to a Portfolio only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Portfolio and of the same Class and at such other times as may be permitted by the Trustees.

     (j) Equality. Except as provided herein or in the instrument designating and establishing any Portfolio or Class thereof, all Shares of each particular Portfolio shall represent an equal proportionate interest in the assets belonging to that Portfolio, subject to the liabilities belonging to that Portfolio, and each Share of any Portfolio shall be equal to each other Share of that Portfolio or Class; but the provisions of this sentence shall not restrict any distinctions permissible under subsection (c) of this Section 4.2 that may exist with respect to dividends and distributions on Shares of the same Portfolio or Class. The Trustees may from time to time divide or combine the Shares of any Portfolio into a greater or lesser number of Shares of that Portfolio without thereby changing the proportionate beneficial interest in the assets belonging to that Portfolio or those Shares or in any way affecting the rights of any Shares of any Portfolio.

     (k) Fractions. Any fractional Share of any Portfolio shall carry proportionately all the rights and obligations of a whole Share of that Portfolio, including rights and obligations with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the Trust.

     Section 4.4 Conversion Rights. Subject to compliance with any applicable requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of Shares of any Portfolio or Class thereof shall have the right to convert said Shares into Shares of one or more other Portfolios or Classes thereof in accordance with such requirements and procedures as may established by the Trustees.

     Section 4.5 Class Differences. The relative rights and preferences of the Classes of any Portfolio may differ in such respects as the Trustees may determine to be appropriate in their sole discretion. Except as so set forth, all Classes of the same Portfolio's Shares shall have equal rights and preferences.

     Section 4.6 Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Portfolio and each Class thereof that has been established and designated. No certificates certifying the ownership of Shares need be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the use of facsimile signatures, the transfer of Shares and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to who are the Shareholders and as to the number of Shares of each Portfolio and Class thereof held from time to time by each such Shareholder.

     Section 4.7 Investments in the Trust. The Trustees may accept investments in the Trust and each Portfolio from such persons and on such terms and for such consideration, not inconsistent with any applicable provisions of the 1940 Act, as they from time to time authorize. The Trustees may authorize any distributor, principal underwriter, custodian, transfer agent or other person to accept orders for the purchase of Shares that conform to such authorized terms and to reject any purchase orders for Shares whether or not conforming to such authorized terms.

     Section 4.8 No Preemptive Rights. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust or any Portfolio.

     Section 4.9 Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this Trust Agreement. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders to be partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, nor except as specifically provided herein to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

     Section 4.10 No Appraisal Rights. Shareholders shall have no right to demand payment for their Shares or any other rights of dissenting Shareholders in the event the Trust participates in any transaction which would give rise to appraisal or dissenters' rights by a Shareholder of a corporation organized under the General Corporation Law of the State of Delaware, or otherwise.

                                    ARTICLE V
                     SHAREHOLDERS' VOTING POWERS AND MEETING
                     ---------------------------------------

     Section 5.1 Voting Powers. Shareholders shall have power to vote only: (i) to elect Trustees, provided that a meeting of Shareholders has been called for that purpose; (ii) to remove Trustees, provided that a meeting of Shareholders has been called for that purpose; (iii) with respect to the matters covered in
Section 5.2 below; and (iv) approve such additional matters as may be required by law or as the Trustees, in their sole discretion, shall determine.

     Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, this Trust Agreement or any of the Bylaws of the Trust to be taken by Shareholders.

     The vote necessary to approve any matter shall be set forth in the Bylaws, except as set forth in Section 5.2.

     Section 5.2 Additional Voting Powers and Voting Requirements for Certain Actions. Notwithstanding any other provisions of this Trust Agreement, the Shareholder approval shall be required to approve any amendment to Article VI of this Trust Agreement that would have the effect of increasing the liability (or potential liability) or reducing the indemnification available to Shareholders or former Shareholders. Any such action, as well as any repeal or amendment of this Section 5.2 shall require the affirmative vote or consent of Shareholders owning at least 66 2/3% of the Outstanding Shares entitled to vote thereon.

     Section 5.3 Non Exclusivity. The voting requirements set forth in this
Section 5.2 shall be in addition to, and not in lieu of, any vote or consent of the Shareholders otherwise required by applicable law (including, without limitation, any separate vote by Portfolio (or Class) that may be required by the 1940 Act or by other applicable law) or by this Trust Agreement.

                                   ARTICLE VI
                    LIMITATION OF LIABILITY; INDEMNIFICATION
                    ----------------------------------------

     Section 6.1 Trustees. Shareholders, etc. Not Personally Liable: Notice. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Portfolio with which such person dealt for payment under such credit, contract or claim. Neither the Shareholders of any Portfolio, nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust, any Portfolio or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only by or for the Trust (or the Portfolio) or by or for the Trustees in their official capacity with the Trust and not personally. Nothing in this Trust Agreement shall protect any Trustee, officer, employee or agent against any liability to the Trust or the Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or of such officer.

     Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any duly authorized officer shall give notice that the same was executed or made by or on behalf of the relevant Portfolio or Portfolios of the Trust or by them as Trustees or as officers and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of such Portfolio or Portfolios, as the case may be. However, the omission of any such notice shall not operate to bind any Trustee, officer or Shareholder individually or otherwise invalidate any such note, bond, contract, instrument, certificate or undertaking.

     Section 6.2 Trustees' Good Faith Action; Expert Advice; No Bond Surety. The exercise by the Trustees of their powers and discretion hereunder shall be binding upon all interested persons and entities. A Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) no Trustee shall be responsible or liable in any event for any neglect or wrongdoing of any other officer, agent, employee, consultant, investment adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel or other qualified persons with respect to the meaning and operation of this Trust Agreement and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 3.3 The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

     Section 6.3 Indemnification of Shareholders. In case any Shareholder (or former Shareholder) of any Portfolio of the Trust or Class shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, said Portfolio (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the Shareholder or former Shareholder (or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of said Portfolio to be held harmless from and indemnified against all loss and expense arising from such liability.

     Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Portfolio or Portfolios in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a Shareholder, creditor or otherwise (hereinafter referred to as "Covered Persons") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereinafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding ("disinterested Trustees"), or (b) an independent legal counsel in a written opinion, or (iv) as otherwise permitted by the 1940 Act. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Portfolio(s) in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Portfolio(s) in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article V and
(i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification; or (iv) as otherwise permitted by the 1940 Act.

                                   ARTICLE VII
                                  MISCELLANEOUS
                                  -------------

     Section 7.1 Duration and Termination of Trust.

     (a) Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by vote of a majority of the Shares of each Portfolio entitled to vote, or by the Trustees by written notice to the Shareholders. Any Portfolio or Class of Shares thereof may be terminated at any time by vote of a majority of the Shares of such Portfolio or Class entitled to vote or by the Trustees by written notice to the Shareholders of such Portfolio or Class.

     (b) Upon the requisite Shareholder vote or action by the Trustees to terminate the Trust or any one or more Portfolios or Classes of Shares thereof, after paying or otherwise providing for all charges, taxes, expenses, and liabilities, whether due or accrued or anticipated, of the Trust or of the particular Portfolio or any Class thereof as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees consider appropriate reduce the remaining assets of the Trust or of the affected Portfolio or Class to distributable form in cash or Shares (if any Portfolio remain) or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the Portfolios or Classes involved, ratably according to the total net asset value of Shares of such Portfolios or Classes held by each affected Shareholder on the date of distribution. Thereupon, the Trust or any affected Portfolio or Class shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties relating thereto or arising therefrom, and the right, title, and interest of all parties with respect to the Trust or such Portfolio or Class shall be canceled and discharged.

     (c) Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's Certificate of Trust to be filed in accordance with Section 3810(d) of the Delaware General Corporation, which certificate of cancellation may be signed by any one Trustee.

     Section 7.2 Reorganization. Notwithstanding anything else herein, the Trustees may, without Shareholder approval unless such approval is required by applicable law, (i) cause the Trust to merge or consolidate with or into one or more trusts, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation), or with or into any separate Portfolio or Portfolios of any thereof, so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, or is a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, or possession of the United States, (ii) cause any one or more Portfolio of the Trust to merge or consolidate with or into any one or more of the other Portfolios of the Trust, one or more trusts (or series thereof), partnerships, associations, corporations
(iii) cause the Shares to be exchanged under or pursuant to any state or federal statute, (iv) cause a sale of all, or substantially all, assets of the Trust or any one or more of its Portfolios or (v) cause the Trust to incorporate under the laws of any jurisdiction. Any agreement of merger or consolidation or exchange or certificate or merger may be signed by a majority of the Trustees and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

     Section 7.3 Amendments. This Trust Agreement may be restated and/or amended at any time by an instrument in writing signed by a majority of the Trustees then holding office. Any such restatement and/or amendment hereto shall be effective immediately upon execution and approval. The Certificate of Trust of the Trust may be restated and/or amended by a similar procedure, and any such restatement and/or amendment shall be effective immediately upon filing with the Office of the Secretary of State of the State of Delaware or upon such future date as may be stated therein. No amendment shall impair the limitations on personal liability of any Shareholder, Trustee, officer, employee, or agent of the Trust or permit assessments upon Shareholders.

     Section 7.4 Filing of Copies. References: Headings. The original or a copy of this instrument and of each restatement or amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements or amendments have been made, as to the identities of the Trustees and officers, and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument, and all expressions like "herein," "hereof' and "hereunder" shall be deemed to refer to this instrument as a whole as the same may be amended or affected by any such restatements or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. This instrument may be executed in any number of counterparts, each of which shall be deemed an original.

     Section 7.5 Applicable Law. This Trust Agreement is created under and is to be governed by and construed and administered according to the laws of the State of Delaware. The Trust shall be of the type referred to in Section 3801 of the Delaware Statutory Trust Act and of the type commonly called a statutory trust, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.

     Section 7.6 Resident Agent. Corporation Trust Company, 1209 Orange Street, City of Wilmington, County of Newcastle, Delaware is hereby designated as the initial resident agent of the Trust in Delaware.

     IN WITNESS WHEREOF, the Trustees named below do hereby make and enter into this Agreement as of the 26th day of August, 2003.



                                   /s/ Margaret A. Cartier
                                   ----------------------------------------
                                   Margaret A. Cartier


                                   /s/ Jack Forstadt
                                   ----------------------------------------
                                   Jack Forstadt


                                   /s/ Carleton D. Pearl
                                   ----------------------------------------
                                   Carleton D. Pearl


                                   /s/ Seymour N. Lotsoff
                                   ----------------------------------------
                                   Seymour N. Lotsoff


                                   /s/ Margaret M. Baer
                                   ----------------------------------------
                                   Margaret M. Baer

                                                                     EXHIBIT (b)

                                     BYLAWS
                                       of
                     LOTSOFF CAPITAL MANAGEMENT EQUITY TRUST


     These Bylaws of Lotsoff Capital Management Equity Trust, a Delaware statutory trust (the "Trust"), are subject to the Agreement and Declaration of Trust, dated 26th, 2003, as from time to time amended, supplemented or restated (the "Trust Agreement"). Capitalized terms used herein which are defined in the Trust Agreement are used as therein defined.

                                    ARTICLE I
                                    ---------
                                PRINCIPAL OFFICE
                                ----------------

     The principal office of the Trust shall be located in Chicago, Illinois, or such other location as the Trustees may, from time to time, determine. The Trust may establish and maintain such other offices and places of business as the Trustees may, from time to time, determine.

                                   ARTICLE II
                                   ----------
                           OFFICERS AND THEIR ELECTION
                           ---------------------------

     Section 1. Officers. The officers of the Trust shall be a President, a Treasurer, a Secretary, and such other officers as the Trustees may from time to time elect. The Trustees may delegate to any officer or committee the power to appoint any subordinate officers or agents. It shall not be necessary for any Trustee or other officer to be a holder of Shares in the Trust.

     Section 2. Election of Officers. The Treasurer and Secretary shall be chosen by the Trustees. The President shall be chosen by the Trustees from among their number. Two or more offices may be held by a single person, except the offices of President and Secretary. Subject to the provisions of Article III,
Section 13 hereof, the President, the Treasurer and the Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office at the pleasure of the Trustees.

     Section 3. Resignations. Any officer of the Trust may resign, notwithstanding Section 2 hereof, by filing a written resignation with the President, the Trustees or the Secretary, which resignation shall take effect upon being so filed or at such time as may be therein specified.

                                   ARTICLE III
                                   -----------
                   POWERS AND DUTIES OF OFFICERS AND TRUSTEES
                   ------------------------------------------

     Section 1. Management of The Trust; General. The business and affairs of the Trust shall be managed by, or under the direction of, the Trustees, and they shall have all powers necessary and desirable to carry out their responsibilities, so far as such powers are not inconsistent with the laws of the State of Delaware, the Trust Agreement or with these Bylaws.

     Section 2. Executive And Other Committees. The Trustees may elect from their own number an executive committee, which shall have any or all the powers of the Trustees while the Trustees are not in session. The Trustees may also elect from their own number other committees from time to time. The number composing such committees and the powers conferred upon the same are to be determined by vote of a majority of the Trustees. All members of such committees shall hold such offices at the pleasure of the Trustees. The Trustees may abolish any such committee at any time. Any committee to which the Trustees delegate any of their powers or duties shall keep records of its meetings and shall report its actions to the Trustees. The Trustees shall have power to rescind any action of any committee, but no such rescission shall have retroactive effect.

     Section 3. Compensation. Each Trustee and each committee member may receive such compensation for his services and reimbursement for his expenses as may be fixed from time to time by resolution of the Trustees.

     Section 4. Chairman of the Trustees. The Trustees may appoint from among their number a Chairman, who shall serve as such at the pleasure of the Trustees. When present, he shall preside at all meetings of the Shareholders and the Trustees, and he may, subject to the approval of the Trustees, appoint another Trustee to preside at such meetings in his absence. He shall perform such other duties as the Trustees may from time to time designate. If the Trustees do not appoint a Chairman, the President shall perform the duties of the Chairman.

     Section 5. President. The President shall be the chief executive officer of the Trust and, subject to the direction of the Trustees, shall have general administration of the business and policies of the Trust. Except as the Trustees may otherwise order, the President shall have the power to grant, issue, execute or sign such powers of attorney, proxies, agreements or other documents as may be deemed advisable or necessary in the furtherance of the interests of the Trust or any Series thereof. He shall also have the power to employ attorneys, accountants and other advisers and agents and counsel for the Trust. The President shall perform such duties additional to all of the foregoing as the Trustees may from time to time designate.

     Section 6. Treasurer. The Treasurer shall be the principal financial and accounting officer of the Trust. He shall deliver all funds and securities of the Trust which may come into his hands to such company as the Trustees shall employ as Custodian in accordance with the Trust Agreement and applicable provisions of law. He shall make annual reports regarding the business and condition of the Trust, which reports shall be preserved in Trust records, and he shall furnish such other reports regarding the business and condition of the Trust as the Trustees may from time to time require. The Treasurer shall perform such additional duties as the Trustees may from time to time designate.

     Section 7. Secretary. The Secretary shall record in books kept for the purpose all votes and proceedings of the Trustees and the Shareholders at their respective meetings. He shall have the custody of the seal of the Trust. The Secretary shall perform such additional duties as the Trustees may from time to time designate.

     Section 8. Vice President. Any Vice President of the Trust shall perform such duties as the Trustees or the President may from time to time designate. At the request or in the absence or disability of the President, the Vice President (or, if there are two or more Vice Presidents, then the senior of the Vice Presidents present and able to act) may perform all the duties of the President and, when so acting, shall have all the powers of and be subject to all the restrictions upon the President.

     Section 9. Assistant Treasurer. Any Assistant Treasurer of the Trust shall perform such duties as the Trustees or the Treasurer may from time to time designate, and, in the absence of the Treasurer, the senior Assistant Treasurer, present and able to act, may perform all the duties of the Treasurer.

     Section 10. Assistant Secretary. Any Assistant Secretary of the Trust shall perform such duties as the Trustees or the Secretary may from time to time designate, and, in the absence of the Secretary, the senior Assistant Secretary, present and able to act, may perform all the duties of the Secretary.

     Section 11. Subordinate Officers. The Trustees from time to time may appoint such other officers or agents as they may deem advisable each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Trustees may determine. The Trustees from time to time may delegate to one or more officers or committees of Trustees the power to appoint any such subordinate officers or agents and to prescribe their respective terms of office, authorities and duties.

     Section 12. Surety Bonds. The Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the Investment Company Act of 1940, as amended ("the 1940 Act"), and the rules and regulations of the Securities and Exchange Commission ("Commission")) to the Trust in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of his duties to the Trust including responsibility for negligence and for the accounting of any of the Trust's property, funds or securities that may come into his hands.

     Section 13. Removal. Any officer may be removed from office whenever in the judgment of the Trustees the best interest of the Trust will be served thereby, by the vote of a majority of the Trustees given at any regular meeting or any special meeting of the Trustees. In addition, any officer or agent appointed in accordance with the provisions of Section 11 hereof may be removed, either with or without cause, by any officer upon whom such power of removal shall have been conferred by the Trustees.

     Section 14. Remuneration. The salaries or other compensation, if any, of the officers of the Trust shall be fixed from time to time by resolution of the Trustees.

                                   ARTICLE IV
                                   ----------
                             SHAREHOLDERS' MEETINGS
                             ----------------------

     Section 1. Special Meetings. A special meeting of the shareholders shall be called by the Secretary whenever (i) ordered by the Trustees or (ii) requested in writing by the holder or holders of at least ten percent (10%) of the outstanding shares entitled to vote (provided that such holder or holders prepay the costs to the Trust of preparing and mailing the notice of the meeting). Whenever ten or more Shareholders meeting the qualifications set forth in
Section 16(c) of the 1940 Act, as the same may be amended from time to time, seek the opportunity of furnishing materials to the other Shareholders with a view to obtaining signatures on such a request for a meeting, the Trustees shall comply with the provisions of said Section 16(c) with respect to providing such Shareholders access to the list of the Shareholders of record of the Trust or the mailing of such materials to such Shareholders of record, subject to any rights provided to the Trust or any Trustees provided by said Section 16(c). If the Secretary, when so ordered or requested, refuses or neglects for more than thirty (30) days to call such special meeting, the Trustees or the Shareholders so requesting, may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary. If the meeting is a meeting of the Shareholders of one or more Series or Classes, but not a meeting of all Shareholders of the Trust, then only special meetings of the Shareholders of such one or more Series or Classes shall be called and only the shareholders of such one or more Series or Classes shall be entitled to notice of and to vote at such meeting.

     Section 2. Notices. Except as above provided, notices of any meeting of the Shareholders shall be given by the Secretary by delivering or mailing, postage prepaid, to each Shareholder entitled to vote at said meeting, written or printed notification of such meeting at least fifteen (15) days before the meeting, to such address as may be registered with the Trust by the Shareholder. Notice of any Shareholder meeting need not be given to any Shareholder if a written waiver of notice, executed before or after such meeting, is filed with the record of such meeting, or to any Shareholder who shall attend such meeting in person or by proxy. Notice of adjournment of a Shareholders' meeting to another time or place need not be given, if such time and place are announced at the meeting or reasonable notice is given to persons present at the meeting and the adjourned meeting is held within a reasonable time after the date set for the original meeting.

     Section 3. Voting; Proxies. Subject to the provisions of the Trust Agreement, Shareholders entitled to vote may vote either in person or by proxy, provided that either (i) an instrument authorizing such proxy to act is executed by the Shareholder in writing and dated not more than eleven (11) months before the meeting, unless the instrument specifically provides for a longer period, or
(ii) the Shareholder authorizes an electronic, telephonic, computerized or other alternative to execution of a written instrument authorizing the proxy to act, which authorization is received not more than eleven (11) months before the meeting. Proxies shall be delivered to the Secretary of the Trust or other person responsible for recording the proceedings before being voted. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed or authorized by one of them, unless at or prior to exercise of such proxy the Trust receives a specific written notice to the contrary from any one of them. Unless otherwise specifically limited by their terms, proxies shall entitle the holder thereof to vote at any adjournment of a meeting. A proxy purporting to be exercised by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden or proving invalidity shall rest on the challenger. At all meetings of the Shareholders, unless the voting is conducted by inspectors, all questions relating to the qualifications of voters, the validity of proxies, and the acceptance or rejection of votes shall be decided by the Chairman of the meeting. Except as otherwise provided herein or in the Trust Agreement, as these Bylaws or such Trust Agreement may be amended or supplemented from time to time, all matters relating to the giving, voting or validity of proxies shall be governed by the General Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder, as if the Trust were a Delaware corporation and the Shareholders were shareholders of a Delaware corporation.

     Section 4. Place Of Meeting. All special meetings of the Shareholders shall be held at the principal place of business of the Trust or at such other place in the United States as the Trustees may designate.

     Section 5. Action Without a Meeting. Any action to be taken by Shareholders may be taken without a meeting if, except where a larger vote is required by law or by the Trust Agreement, a majority of the Shareholders entitled to vote on the matter consent to the action in writing and the written consents are filed with the records of meetings of Shareholders of the Trust. Such consent shall be treated for all purposes as a vote at a meeting of the Trustees held at the principal place of business of the Trust.

     Section 6. Quorum and Required Vote. One-third of Shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at a meeting of Shareholders, except that where any provision of law or of the Trust Agreement permits or requires that holders of any Series shall vote as a Series (or the holders of a Class shall vote as a Class), then one-third of the aggregate number of Shares of that Series (or that Class) entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Series (or that Class). Any lesser number shall be sufficient for adjournment. Any adjourned session or sessions may be held within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a larger vote is required by law or by the Trust Agreement, a majority of the Shares voted in person or by proxy shall decide any questions and a plurality shall elect a Trustee, provided that where any provision of law or of the Trust Agreement permits or requires that holders of any Series shall vote as a Series (or that the holders of any Class shall vote as a Class), then a majority of the Shares present in person or by proxy of that Series (or Class) voted on the matter in person or by proxy shall decide that matter insofar as that Series (or Class) is concerned.

                                   ARTICLE V
                                   ---------
                               TRUSTEES' MEETINGS
                               ------------------

     Section 1. Special Meetings. Special meetings of the Trustees may be called orally or in writing by the Chairman of the Trustees or any two other Trustees.

     Section 2. Regular Meetings. Regular meetings of the Trustees may be held at such places and at such times as the Trustees may from time to time determine; each Trustee present at such determination shall be deemed a party calling the meeting and no call or notice will be required to such Trustee.

     Section 3. Quorum. One-half of the Trustees shall constitute a quorum for the transaction of business and an action of a majority of the quorum shall constitute action of the Trustees.

     Section 4. Notice. Except as otherwise provided, notice of any special meeting of the Trustees shall be given by the party calling the meeting to each Trustee by telephone, telefax or telegram sent to his home or business address at least 24 hours in advance of the meeting or by written notice mailed, postage prepaid, addressed to the Trustee at his address as registered on the books of the Trust or, if not so registered, at his last known address at least 72 hours in advance of the meeting.

     Section 5. Place Of Meeting. All special meetings of the Trustees shall be held at the principal place of business of the Trust or such other place as the Trustees may designate. Any meeting may adjourn to any place.

                                   ARTICLE VI
                                   ----------
                          SHARES OF BENEFICIAL INTEREST
                          -----------------------------

     Section 1. Beneficial Interest. The beneficial interest in the Trust shall at all times be divided into such transferable Shares of one or more separate and distinct Series, or Classes thereof, as the Trustees shall from time to time create and establish. The number of Shares is unlimited, and each Share of each Series or class thereof shall be without par value and shall represent an equal proportionate interest with each other Share in the Series, none having priority or preference over another, except to the extent that such priorities or preferences are established with respect to one or more Classes of Shares consistent with applicable law and any rule or order of the Commission.

     Section 2. Transfer of Shares. The Shares of the Trust shall be transferable, so as to affect the rights of the Trust, only by transfer recorded on the books of the Trust, in person or by attorney.

     Section 3. Equitable Interest Not Recognized. The Trust shall be entitled to treat the holder of record of any Share or Shares of beneficial interest as the holder in fact thereof, and shall not be bound to recognize any equitable or other claim or interest in such Share or Shares on the part of any other person except as may be otherwise expressly provided by law.

     Section 4. Share Certificate. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise authorize. The Trustees may issue certificates to a Shareholder of any Series or Class for any purpose and the issuance of a certificate to one or more Shareholders shall not require the issuance of certificates generally. In the event that the Trustees authorize the issuance of Share certificates, such certificate shall be in the form proscribed from time to time by the Trustees and shall be signed by the President or a Vice President and by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary. Such signatures may be facsimiles if the certificate is signed by a transfer or shareholder services agent or by a registrar, other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue.

     In lieu of issuing certificates for Shares, the Trustees or the transfer or shareholder services agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such Shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such Shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

     Section 5. Loss of Certificate. In the case of the alleged loss or destruction or the mutilation of a Share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the Trustees may prescribe.

     Section 6. Discontinuance of Issuance Of Certificates. The Trustees may at any time discontinue the issuance of Share certificates and may, by written notice to each Shareholder, require the surrender of Share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares in the Trust.

     Section 7. Establishment of Record Dates. The Trustees may close the Share transfer books of the Trust for a period not exceeding one hundred fifty (150) days preceding the date of any meeting of Shareholders, or the date for the payment of any dividend or other distribution, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares shall go into effect; or in lieu of closing the stock transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding one hundred fifty (150) days preceding the date of any meeting of Shareholders, or the date for payment of any dividend or other distribution, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, and to vote at, any such meeting, or entitled to receive payment of any such dividend or other distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of Shares, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting or to receive payment of such dividend or other distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any such record date fixed as aforesaid.

                                   ARTICLE VII
                                   -----------
                        OWNERSHIP OF ASSETS OF THE TRUST
                        --------------------------------

     The Trustees, acting for and on behalf of the Trust, shall be deemed to hold legal and beneficial ownership of any income earned on securities held by the Trust issued by any business entity formed, organized or existing under the laws of any jurisdiction other than a state, commonwealth, possession or colony of the United States or the laws of the United States.

                                  ARTICLE VIII
                                  ------------
                               INSPECTION OF BOOKS
                               -------------------

     The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the Shareholders; and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by resolution of the Shareholders.

                                   ARTICLE IX
                                   ----------
                 INSURANCE OF OFFICERS, TRUSTEES, AND EMPLOYEES
                 ----------------------------------------------

     The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

     The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                    ARTICLE X
                                    ---------
                                   FISCAL YEAR
                                   -----------

     The fiscal year of the Trust shall end on such date as the Trustees shall from time to time determine.

                                   ARTICLE XI
                                   ----------
                                   AMENDMENTS
                                   ----------

     These Bylaws may be amended by the Trustees from time to time.

                                   ARTICLE XII
                                   -----------
                             REPORTS TO SHAREHOLDERS
                             -----------------------

     The Trustees shall at least semi-annually submit to the Shareholders a written financial report of the Trust including financial statements which shall be certified at least annually by independent public accountants.

                                  ARTICLE XIII
                                  ------------
                                    HEADINGS
                                    --------

     Headings are placed in these Bylaws for convenience of reference only and in case of any conflict, the text of these Bylaws rather than the headings shall control.

                                                                     EXHIBIT (d)

                          INVESTMENT ADVISORY AGREEMENT


     THIS INVESTMENT ADVISORY AGREEMENT (this "Agreement") is made this ___ day of _______, 2003 between Lotsoff Capital Management Equity Trust, a Delaware statutory trust (the "Trust"), and Lotsoff Capital Management (the "Adviser").

                                    RECITALS:

     WHEREAS, the Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "Act") as an open-end management investment company consisting of one series, Lotsoff Capital Management Micro Cap Fund (the "Fund"); and

     WHEREAS, the Trust desires to retain the Adviser, which is an investment adviser registered under the Investment Advisers Act of 1940, as the investment adviser for the Fund.

                                   AGREEMENT:

     NOW, THEREFORE, the Trust and the Adviser do mutually promise and agree as follows:

     1. Employment. The Trust hereby employs the Adviser to manage the investment and reinvestment of the assets of the Fund for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment for the compensation herein provided and agrees during such period to render the services and to assume the obligations herein set forth.

     2. Authority of the Adviser. The Adviser shall supervise and manage the investment portfolio of the Fund, and, subject to such policies as the Board of Trustees of the Trust may determine, direct the purchase and sale of investment securities in the day to day management of the Fund. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust. However, one or more members, officers or employees of the Adviser may serve as trustees and/or officers of the Trust, but without compensation or reimbursement of expenses for such services from the Trust. Nothing herein contained shall be deemed to require the Trust to take any action contrary to its charter documents, as amended or supplemented, or any applicable statute or regulation, or to relieve or deprive the Board of Trustees of the Trust of its responsibility for and control of the affairs of the Trust.

     3. Expenses. The Adviser, at its own expense and without reimbursement from the Trust, shall furnish office space, and all necessary office facilities, equipment and executive personnel for managing the investments of the Fund. The Adviser shall not be required to pay any expenses of the Fund except as provided herein if the total expenses borne by the Fund, including the Adviser's fee and the fees paid to the Fund's administrator, but excluding all federal, state and local taxes, interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, brokerage commissions and extraordinary items, in any year exceed that percentage of the average net asset value of the Fund for such year, as determined by valuations made as of the close of each business day, which is the most restrictive percentage provided by the state laws of the various states in which the Fund's shares are qualified for sale or, if the states in which the Fund's shares are qualified for sale impose no such restrictions, 3.00%. The expenses of the Fund's operations borne by the Fund include by way of illustration and not limitation, trustees' fees paid to those trustees who are not interested trustees under the Act, the professional costs of preparing and printing registration statements required under the Securities Act of 1933, as amended, and the Act (and amendments thereto), the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges on any borrowings, dividend and interest payments on securities sold short, taxes, legal expenses, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, insurance premiums, brokerage commissions and other expenses connected with the execution of portfolio securities transactions, fees and expenses of the custodian of the Fund's assets, expenses of calculating the net asset value and repurchasing and redeeming shares, printing and mailing expenses, charges and expenses of dividend disbursing agents, registrars and share transfer agents and the cost of keeping all necessary shareholder records and accounts.

     The Trust shall monitor the Fund's expense ratio on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation established herein, the Fund shall create an account receivable from the Adviser in the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Trust's fiscal year if accrued expenses thereafter fall below the expense limitation.

     4. Compensation of the Adviser. For the services to be rendered by the Adviser hereunder, the Trust through the Fund shall pay to the Adviser an advisory fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The advisory fee shall be 0.95% per annum of such average net assets. For any month in which this Agreement is not in effect for the entire month, such fee shall be reduced proportionately on the basis of the number of calendar days during which it is in effect and the fee computed upon the average net assets of the business days during which it is so in effect.

     5. Ownership of Shares of the Fund. The Adviser shall not take an ownership position in the Fund, and shall not permit any of its members, officers or employees to take a long or short position in the shares of the Fund, except for the purchase of shares of the Fund for investment purposes at the same price as that available to the public at the time of purchase.

     6. Exclusivity. The services of the Adviser to the Fund hereunder are not to be deemed exclusive and the Adviser shall be free to furnish similar services to others as long as the services hereunder are not impaired thereby. Although the Adviser has agreed to permit the Fund and the Trust to use the names "Lotsoff" and "Lotsoff Capital Management", if they so desire, it is understood and agreed that the Adviser reserves the right to use and to permit other persons, firms or corporations, including investment companies, to use such name, and that the Fund and the Trust will not use such names if the Adviser ceases to be the Fund's sole investment adviser. During the period that this Agreement is in effect, the Adviser shall be the Fund's sole investment adviser.

     7. Liability. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder, or for any losses that may be sustained in the purchase, holding or sale of any security.

     8. Brokerage Commissions. The Adviser may cause the Fund to pay a broker-dealer which provides brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), to the Adviser a commission for effecting a securities transaction in excess of the amount another broker-dealer would have charged for effecting such transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker-dealer viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion (as defined in Section 3(a)(35) of the Exchange Act).

     9. Code of Ethics. The Adviser has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the Act and has provided the Trust with a copy of the code of ethics and evidence of its adoption. Upon written request of the Trust, the Adviser shall permit the Trust to examine any reports required to be made by the Adviser pursuant to Rule 17j-1(1) under the Act.

     10. Amendments. This Agreement may be amended by the mutual consent of the parties; provided, however, that in no event may it be amended without the approval of the Board of Trustees of the Trust in the manner required by the Act, and, if required by the Act, by the vote of the majority of the outstanding voting securities of the Fund, as defined in the Act.

     11. Termination. This Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees of the Trust or by a vote of the majority of the outstanding voting securities of the Fund, as defined in the Act, upon giving written notice sixty (60) calendar days in advance to the Adviser. This Agreement may be terminated by the Adviser at any time upon giving written notice sixty (60) calendar days in advance to the Trust. This Agreement shall terminate automatically in the event of its assignment (as defined in Section 2(a)(4) of the Act). Subject to prior termination as hereinbefore provided, this Agreement shall continue in effect for two (2) years from the date hereof and indefinitely thereafter, but only so long as the continuance after such two (2) year period is specifically approved annually by (i) the Board of Trustees of the Trust or by the vote of the majority of the outstanding voting securities of the Fund (as defined in the Act) and (ii) the Board of Trustees of the Trust in the manner required by the Act, provided that any such approval may be made effective not more than sixty (60) calendar days thereafter.

                                      * * *

     IN WITNESS WHEREOF, the parties hereto have caused this Investment Advisory Agreement to be executed on the day first above written.

                                   LOTSOFF CAPITAL MANAGEMENT
                                   (the "Adviser")


                                   By:
                                      -------------------------------------
                                          Name:
                                               ----------------------------
                                          Title:
                                                ---------------------------

                                   LOTSOFF CAPITAL MANAGEMENT EQUITY TRUST
                                   (the "Trust")


                                   By:
                                      -------------------------------------
                                          Name:
                                               ----------------------------
                                          Title:
                                                ---------------------------

[GRAPHIC OMITTED][FOLEY & LARDNER LOGO]                              EXHIBIT (i)

                                           FOLEY & LARDNER
                                           777 East Wisconsin Avenue, Suite 3800
                                           Milwaukee, Wisconsin  53202-5306
                                           414.271.2400 TEL
                                           414.297.4900  FAX
                                           www.foleylardner.com
                    _________ __, 2003
                                           CLIENT/MATTER NUMBER
                                           063723-0101

Lotsoff Capital Management Equity Trust
20 North Clark Street
34th Floor
Chicago, Illinois 60602-4109

Ladies and Gentlemen:

     We have acted as counsel for you in connection with the preparation of a Registration Statement on Form N-1A relating to the sale by you of an indefinite amount of units of beneficial interest (such units of beneficial interest being hereinafter referred to as "Shares") in the Lotsoff Capital Management Equity Trust in the manner set forth in the Amended Registration Statement to which reference is made. In this connection we have examined: (a) the Registration Statement on Form N-1A; (b) your Certificate of Trust, Agreement and Declaration of Trust and Bylaws, as amended to date; (c) trust proceedings relative to the authorization for issuance of the Shares; and (d) such other proceedings, documents and records as we have deemed necessary to enable us to render this opinion.

     Based upon the foregoing, we are of the opinion (a) that the Shares when sold as contemplated in the Registration Statement will be legally issued, fully paid and nonassessable.

     We hereby consent to the use of this opinion as an exhibit to the Amended Registration Statement on Form N-1A. In giving this consent, we do not admit that we are experts within the meaning of Section 11 of the Securities Act of 1933, as amended, or within the category of persons whose consent is required by
Section 7 of said Act.

                                    Very truly yours,



                                    FOLEY & LARDNER


BRUSSELS     DETROIT         MILWAUKEE      SAN DIEGO           TAMPA
CHICAGO      JACKSONVILLE    ORLANDO        SAN DIEGO/DEL MAR   WASHINGTON, D.C.
DENVER       LOS ANGELES     SACRAMENTO     SAN FRANCISCO       WEST PALM BEACH
             MADISON                        TALLAHASSEE

                                                                     EXHIBIT (l)

                         FORM OF SUBSCRIPTION AGREEMENT


Lotsoff Capital Management Equity Trust
20 North Clark Street
34th Floor
Chicago, Illinois  60602-4109


Ladies and Gentlemen:

The undersigned hereby subscribes to ______________________ (____) units of beneficial interest (such units of beneficial interest hereinafter referred to as "Shares") in the Lotsoff Capital Management Equity Trust, a Delaware statutory trust (the "Trust"), representing Shares in the Trust's series, Lotsoff Capital Management Micro Cap Fund (the "Fund"). In consideration for which the undersigned agrees to transfer to the Fund upon demand cash in the amount of ________________________ ($_________).

It is understood that upon acceptance hereof by the Fund that the Shares shall be issued to the undersigned and shall be deemed to be fully paid and nonassessable. The undersigned represents that the Shares are being purchased for investment with no present intention of reselling or redeeming the Shares.

Dated and effective as of this ___ day of ___________, 2003.



                                   --------------------------------------
                                   [Name]

ACCEPTANCE

The foregoing subscription is hereby accepted. Dated and effective as of this ___ day of _________________, 2003.


                                   LOTSOFF CAPITAL MANAGEMENT
                                   EQUITY TRUST


                                   By:-----------------------------------

                                   Name:---------------------------------

                                   Title:--------------------------------

                                                                     EXHIBIT (p)

                     LOTSOFF CAPITAL MANAGEMENT EQUITY TRUST

                                       and

                           LOTSOFF CAPITAL MANAGEMENT

                                 Code of Ethics

                        Effective as of ___________, 2003


I.   DEFINITIONS
     -----------

     A. "Access person" means any trustee, officer or advisory person of the Fund or of the Adviser.

     B.   "Act" means the Investment Company Act of 1940, as amended.

     C.   "Adviser" means Lotsoff Capital Management.

     D. "Advisory person" means: (i) any employee of the Fund or Adviser or of any company in a control relationship to the Fund or Adviser, who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of Covered Securities by the Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Fund or Adviser who obtains information concerning recommendations made to the Fund with regard to the purchase or sale of Covered Securities by the Fund.

     E. A Covered Security is "being considered for purchase or sale" when a recommendation to purchase or sell the Covered Security has been made and communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

     F. "Beneficial ownership" shall be interpreted in the same manner as it would be under Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 in determining whether a person is the beneficial owner of a security for purposes as such Act and the rules and regulations promulgated thereunder.

     G. "Control" has the same meaning as that set forth in Section 2(a)(9) of the Act.

     H. "Covered Security" means a security as defined in Section 2(a)(36) of the Act, except that it does not include:

          (i)  Direct obligations of the Government of the United States;

          (ii) Bankers' acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements; and

          (iii) Shares issued by open-end registered investment companies.

     I. "Disinterested trustee" means a trustee of the Fund who is not an "interested person" of the Fund within the meaning of Section 2(a)(19) of the Act and the rules and regulations promulgated thereunder.

     J. "Fund" means Lotsoff Capital Management Equity Trust or any series of Lotsoff Capital Management Equity Trust.

     K. "Investment personnel" means: (i) any employee of the Fund or Adviser or of any company in a control relationship to the Fund or Adviser who, in connection with his or her regular functions or duties, makes or participates in making recommendations regarding the purchase or sale of securities by the Fund; and (ii) any natural person who controls the Fund or Adviser and who obtains information concerning recommendations made to the Fund regarding the purchase or sale of securities by the Fund.

     L. A "Limited Offering" means an offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or Section 4(6) thereof or pursuant to Rule 504, Rule 505 or Rule 506 thereunder.

     M. "Purchase or sale of a Covered Security" includes, among other things, the writing of an option to purchase or sell a Covered Security.

II.  APPROVAL OF CODE OF ETHICS
     --------------------------

     A. The Board of Trustees of the Fund, including a majority of the Disinterested trustees, shall approve this Code of Ethics and any material changes thereto. Prior to approving this Code of Ethics and any material changes thereto, the Board of Trustees must determine that this Code of Ethics contains provisions reasonably necessary to prevent access persons from violating Rule 17j-1(b) of the Act and shall receive a certification from the Adviser that it has adopted such procedures as are reasonably necessary to prevent access persons of the Adviser from violating this Code of Ethics.

     B. No less frequently than annually, the officers of the Fund and the officers of the Adviser shall furnish a report to the Board of Trustees of the Fund:

          1. Describing issues arising under the Code of Ethics since the last report to the Board of Trustees, including, but not limited to, information about material violations of the Code of Ethics and sanctions imposed in response to such material violations. Such report shall also include a list of access persons under the Code of Ethics.

          2. Certifying that the Fund and Adviser have adopted such procedures as are reasonably necessary to prevent access persons from violating the Code of Ethics.

     C. This Code of Ethics, the certifications required by Sections II.A. and II.B.(2), and the reports required by Sections II.B.(1), II.C and V with respect to Disinterested trustees shall be maintained by the Fund's Administrator. All other reports required by Section V shall be maintained by the Adviser's Compliance Officer.

III. EXEMPTED TRANSACTIONS
     ---------------------

The prohibitions of Section IV of this Code of Ethics shall not apply to:

          (a) Purchases or sales effected in any account over which the access person has no direct or indirect influence or control.

          (b) Purchases or sales of Covered Securities which are not eligible for purchase or sale by any Fund; provided, however, that the prohibitions of Section IV.B of this Code of Ethics shall apply to such purchases and sales.

          (c) Purchases or sales which are non-volitional on the part of either the access person or the Fund.

          (d) Purchases which are part of an automatic dividend reinvestment plan.

          (e) Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

          (f) Purchases or sales which receive the prior approval of the Board of Trustees of the Fund because they are only remotely potentially harmful to the Fund because they would be very unlikely to affect a highly institutional market, or because they clearly are not related economically to the securities to be purchased, sold or held by the Fund.

IV.  PROHIBITED PURCHASES AND SALES
     ------------------------------

     A. Except in a transaction exempted by Section III of this Code, no access person shall purchase or sell, directly or indirectly, any Covered Security in which he has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which to his actual knowledge at the time of such purchase or sale is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund. No access person of the Adviser shall purchase or sell any Covered Security in which he has, or by reason of such transaction acquires, any direct or indirect beneficial ownership that is on a "Restricted List" prepared and maintained by the Adviser.

     B. Except in a transaction exempted by Section III of this Code of Ethics, Investment Personnel must obtain approval from the Adviser's Compliance Officer before directly or indirectly acquiring beneficial ownership in any securities in an Initial Public Offering or in a Limited Offering. Prior approval shall not be given if the Adviser's Compliance Officer believes that the investment opportunity should be reserved for the Fund or is being offered to the individual by reason of his or her position with the Fund.

V.   REPORTING
     ---------

     A. Except as provided in Section V.B. of this Code of Ethics, every access person shall report the information described in Section V.C.,
          Section V.D. and Section V.E. of this Code of Ethics. All reports shall be filed with the Adviser's Compliance Officer, except that the reports, if any, of the Disinterested trustees shall be filed with the Fund's Administrator.

     B. 1. A Disinterested trustee of the Fund need not make a report pursuant to Section V.C. and V.E. of this Code of Ethics and need only report a transaction in a Covered Security pursuant to Section V.D. of this Code of Ethics if such Disinterested trustee, at the time of such transaction, knew or, in the ordinary course of fulfilling his official duties as a trustee of the Fund, should have known that, during the 15-day period immediately preceding the date of the transaction by the trustee, such Covered Security was purchased or sold by the Fund or was being considered by the Fund or the Adviser for purchase or sale by the Fund.

          2. An access person need not make a report with respect to transactions effected for, and Covered Securities held in, any account over which the person has no direct or indirect influence or control.

          3. An access person need not make a quarterly transaction report pursuant to Section V.D. of this Code of Ethics if the report would duplicate information contained in broker trade confirmations or account statements received by the Adviser's Compliance Officer or by the Fund's Administrator, as applicable, with respect to the access person in the time period required by
               Section V.D., provided that all of the information required by
               Section V.D. is contained in the broker trade confirmations or account statements or in the records of the Fund.

     C. Every access person shall, no later than ten (10) days after the person becomes an access person, file an initial holdings report containing the following information:

          1. The title, number of shares and principal amount of each Covered Security in which the access person had any direct or indirect beneficial ownership when the person becomes an access person;

          2. The name of any broker, dealer or bank with whom the access person maintained an account in which any securities were held for the direct or indirect benefit of the access person; and

          3.   The date that the report is submitted by the access person.

     D. Every access person shall, no later than ten (10) days after the end of a calendar quarter, file a quarterly transaction report containing the following information:

          1. With respect to any transaction during the quarter in a Covered Security in which the access person had any direct or indirect beneficial ownership:

               (a) The date of the transaction, the title and the number of shares, and the principal amount of each security involved;

               (b) The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

               (c) The price of the Covered Security at which the transaction was effected;

               (d) The name of the broker, dealer or bank with or through whom the transaction was effected; and

               (e)  The date that the report is submitted by the access person.

          2. With respect to any account established by the access person in which any securities were held during the quarter for the direct or indirect benefit of the access person:

               (a) The name of the broker, dealer or bank with whom the access person established the account;

               (b)  The date the account was established; and

               (c)  The date that the report is submitted by the access person.

     E. Every access person shall, no later than January 30 each year, file an annual holdings report containing the following information as of the preceding December 31:

          1. The title, number of shares and principal amount of each Covered Security in which the access person had any direct or indirect beneficial ownership;

          2. The name of any broker, dealer or bank with whom the access person maintains an account in which any securities are held for the direct or indirect benefit of the access person; and

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          3.   The date that the report is submitted by the access person.

     F. Any report filed pursuant to Section V.C., Section V.D. or Section V.E. of this Code of Ethics may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

     G. The Adviser's Compliance Officer shall review all reports filed with him or her pursuant to Section V.C., Section V.D. or Section V.E. of this Code of Ethics, and the Fund's Administrator shall review all reports filed with it pursuant to Section V.D. of this Code of Ethics. The Fund's President or designee shall identify all access persons who are required to file reports pursuant to this Section V of this Code of Ethics and must inform such access persons of their reporting obligation.

VI.  SANCTIONS
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Upon discovering a violation of this Code of Ethics, the Board of Trustees of the Fund or the officers of the Adviser, as applicable, may impose such sanctions as it deems appropriate.

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